AIM Lifetime Variable Annuity Series
                         AIM Lifetime America ClassicSM
                          AIM Lifetime America RegalSM
                         AIM Lifetime America FreedomSM




Glenbrook Life and Annuity Company            Prospectus dated December 10, 2001
P.O. Box 94039
Palatine, IL 60094-4039
Telephone Number: 1-800-776-6978


--------------------------------------------------------------------------------
Glenbrook Life and Annuity Company ("Glenbrook Life", "we", or "us") is offering the Following group and individual flexible premium deferred variable annuity contracts ("CONTRACT" or "OPTION"). Contract or Option as used in this prospectus refers to one of the following 3 variable annuity options:

-    AIM Lifetime America Classic

-    AIM Lifetime America Regal

-    AIM Lifetime America Freedom

All three of these options are available to you.

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), and 18 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life and Annuity Company Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("FUNDS") of AIM Variable Insurance Funds (Series II Shares):

  . AIM V.I. Aggressive Growth Fund        . AIM V.I. Government Securities Fund
  . AIM V.I. Balanced Fund                 . AIM V.I. Growth Fund
  . AIM V.I. Basic Value Fund              . AIM V.I. Growth and Income Fund*
  . AIM V.I. Blue Chip Fund                . AIM V.I. High Yield Fund
  . AIM V.I. Capital Appreciation Fund     . AIM V.I. International Equity Fund
  . AIM V.I. Capital Development Fund      . AIM V.I. Mid Cap Equity Fund
  . AIM V.I. Dent Demographic Trends Fund  . AIM V.I. Money Market Fund
  . AIM V.I. Diversified Income Fund       . AIM V.I. New Technology Fund
  . AIM V.I. Global Utilities Fund         . AIM V.I. Value Fund



                                ----------------

Each Fund has multiple investment portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

Glenbrook has filed a Statement of Additional Information, dated December 10, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

    IMPORTANT      THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
     NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                   INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                   THE CONTRACTS ARE NOT FDIC INSURED.

TABLE OF CONTENTS
-------------------------------------------------------------------
                                                                            Page
----------------------------------------------------------------------------
Overview
----------------------------------------------------------------------------
   Important Terms
----------------------------------------------------------------------------
   The Contract At A Glance
----------------------------------------------------------------------------
   How the Contract Works
----------------------------------------------------------------------------
   Expense Table
----------------------------------------------------------------------------
   Financial Information
----------------------------------------------------------------------------
   The Contract
----------------------------------------------------------------------------
   Purchases
----------------------------------------------------------------------------
   Contract Value
----------------------------------------------------------------------------
   Investment Alternatives
----------------------------------------------------------------------------
      The Variable Sub-Accounts
----------------------------------------------------------------------------
      The Fixed Account Options
----------------------------------------------------------------------------
      Transfers
----------------------------------------------------------------------------
   Expenses
----------------------------------------------------------------------------
   Access To Your Money
----------------------------------------------------------------------------
   Income Payments
----------------------------------------------------------------------------
   Death Benefits
----------------------------------------------------------------------------
Other Information
----------------------------------------------------------------------------
   More Information:
----------------------------------------------------------------------------
      Glenbrook Life
----------------------------------------------------------------------------
      The Variable Account
----------------------------------------------------------------------------
      The Funds
----------------------------------------------------------------------------
      The Contract
----------------------------------------------------------------------------
      Qualified Plans
----------------------------------------------------------------------------
      Legal Matters
----------------------------------------------------------------------------
   Taxes
----------------------------------------------------------------------------
   Annual Reports and Other Documents
----------------------------------------------------------------------------
   Experts
----------------------------------------------------------------------------
Appendix A - Market Value Adjustment Example                             A-1
----------------------------------------------------------------------------
Appendix B - Calculation of Enhanced Earnings Death Benefit Amount       B-1
----------------------------------------------------------------------------
Appendix C - AIM Lifetime AmericaSM VA Series Contract Comparison Chart  C-1
----------------------------------------------------------------------------
Statement of Additional Information Table of Contents                    C-2
----------------------------------------------------------------------------

IMPORTANT TERMS
-------------------------------------------------------------------

THIS PROSPECTUS USES A NUMBER OF IMPORTANT TERMS THAT YOU MAY NOT BE FAMILIAR WITH. THE INDEX BELOW IDENTIFIES THE PAGE THAT DESCRIBES EACH TERM. THE FIRST USE OF EACH TERM IN THIS PROSPECTUS APPEARS IN HIGHLIGHTS.

                                                                            Page

--------------------------------------------------------------------------------
   Accumulation Phase
--------------------------------------------------------------------------------
   Accumulation Unit
--------------------------------------------------------------------------------
   Accumulation Unit Value
--------------------------------------------------------------------------------
   Anniversary Values
--------------------------------------------------------------------------------
   Annuitant
--------------------------------------------------------------------------------
   Automatic Additions Plan
--------------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program
--------------------------------------------------------------------------------
   Beneficiary
--------------------------------------------------------------------------------
   Cancellation Period
--------------------------------------------------------------------------------
   Contingent Beneficiary
--------------------------------------------------------------------------------
  *Contract
--------------------------------------------------------------------------------
   Contract Anniversary
--------------------------------------------------------------------------------
   Contract Owner ("You")
--------------------------------------------------------------------------------
   Contract Value
--------------------------------------------------------------------------------
   Contract Year
--------------------------------------------------------------------------------
   Death Benefit Anniversary
--------------------------------------------------------------------------------
   Death Benefit Earnings
--------------------------------------------------------------------------------
   Dollar Cost Averaging Program
--------------------------------------------------------------------------------
   Due Proof of Death
--------------------------------------------------------------------------------
   Enhanced Earnings Death Benefit Rider
--------------------------------------------------------------------------------
   Enhanced Death Benefit Rider
--------------------------------------------------------------------------------
   Excess-of-Earnings Withdrawal
--------------------------------------------------------------------------------
   Fixed Account Options
--------------------------------------------------------------------------------
   Free Withdrawal Amount
--------------------------------------------------------------------------------
   Funds
--------------------------------------------------------------------------------
   Glenbrook Life ("We" or "Us")
--------------------------------------------------------------------------------
   Guarantee Periods
--------------------------------------------------------------------------------
   Guaranteed Income Benefit
--------------------------------------------------------------------------------
   Guaranteed Maturity Fixed Account
--------------------------------------------------------------------------------
   Income Base
--------------------------------------------------------------------------------
   Income Benefit Rider
--------------------------------------------------------------------------------
   Income Plan
--------------------------------------------------------------------------------
   In-Force Earnings
--------------------------------------------------------------------------------
   In-Force Premium
--------------------------------------------------------------------------------
   Investment Alternatives
--------------------------------------------------------------------------------
   Issue Date
--------------------------------------------------------------------------------
   Market Value Adjustment
--------------------------------------------------------------------------------
   Payout Phase
--------------------------------------------------------------------------------
   Payout Start Date
--------------------------------------------------------------------------------
   Primary Beneficiary
--------------------------------------------------------------------------------
   Qualified Contracts
--------------------------------------------------------------------------------
   Rider Date
--------------------------------------------------------------------------------
   SEC
--------------------------------------------------------------------------------
   Settlement Value
--------------------------------------------------------------------------------
   Systematic Withdrawal Program
--------------------------------------------------------------------------------
   Valuation Date
--------------------------------------------------------------------------------
   Variable Account
--------------------------------------------------------------------------------
   Variable Sub-Account
--------------------------------------------------------------------------------

*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

OVERVIEW OF THE CONTRACT OPTIONS

There are 3 options that offer many of the same basic features and benefits. They differ with respect to the charges imposed, as follows:


o The AIM Lifetime America ClassicSM has a mortality and expense risk charge of 1.20%, an administrative charge of 0.10% and a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

o The AIM Lifetime America RegalSM has a mortality and expense risk charge of 1.35%, an administrative charge of 0.10% and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

o The AIM Lifetime America FreedomSM has a mortality and expense risk charge of 1.40%, an administrative charge of 0.10% with no withdrawal charge.


Other differences among the Options relate to available Fixed Account Options and available withdrawal charge waivers. For side-by-side comparison of these differences, please turn to Appendix C of this prospectus.

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

THE FOLLOWING IS A SNAPSHOT OF THE CONTRACT. PLEASE READ THE REMAINDER OF THIS PROSPECTUS FOR MORE INFORMATION.



FLEXIBLE PAYMENTS


               You can purchase a Contract with as little as $10,000 ($10,000 for "QUALIFIED CONTRACTS", which are Contracts issued within QUALIFIED PLANS). You can add to your Contract as often and as much as you like, but each payment must be at least $500 ($100 for automatic purchase payments to the variable investment options). You must maintain a minimum account size of $1,000.
-------------------------------------------------------------------------------
RIGHT TO CANCEL

               You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("CANCELLATION PERIOD"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account. The adjustment will reflect the deduction of mortality and expense rik charges and administrative expense charges
-------------------------------------------------------------------------------
EXPENSES

               Each Fund pays expenses that you will bear indirectly if you invest in a Variable Sub-account. In addition, you will bear the following expenses:


               AIM Lifetime America ClassicSM Option

               o Annual mortality and expense risk charge equal to 1.20% of average daily net assets.
               o Annual administrative charge equal to 0.10% of average daily net assets.
               o Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn (with certain exceptions).


               AIM Lifetime America RegalSM Option

               o Annual mortality and expense risk charge equal to 1.35% of average daily net assets.
               o Annual administrative charge equal to 0.10% of average daily net assets.
               o Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn (with certain exceptions).


               AIM  Lifetime America FreedomSM Option

               o Annual mortality and expense risk charge equal to 1.40% of average daily net assets.

               o Annual Administrative charge equal to 0.10% of average daily net assets


               All  Options

               o If you select the Enhanced Death Benefit Rider you would pay an additional mortality and expense risk charge of 0.25%.

               o If you select the Enhanced Earnings Death Benefit Rider you would pay an additional mortality and expense risk charge of 0.15%, 0.25% or 0.35% (depending on the age of the oldest Owner on the date we receive the completed application or request to add the option, whichever is later).

               o If you select the Income Benefit Rider you would pay an additional mortality and expense risk charge of 0.30%.

               o Transfer fee equal to $25 after the 12th transfer in any Contract year

               o State premium tax (if your state imposes one).
-------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES

               Each Option offers several investment alternatives including:

               - up to 3 Fixed Account Options (which credit interest at rates we guarantee)

               - 18 Variable Sub-Accounts investing in Portfolios offering professional money management by AIM Advisors, Inc.

                    TO FIND OUT CURRENT RATES BEING PAID ON THE FIXED ACCOUNT OPTIONS OR HOW THE VARIABLE SUB-ACCOUNTS HAVE PERFORMED, PLEASE CALL US AT 1-800-776-6978.
-------------------------------------------------------------------------------
SPECIAL  SERVICES

                    For your convenience, we offer these special services:

                     -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                     -  AUTOMATIC ADDITIONS PROGRAM
                     -  DOLLAR COST AVERAGING PROGRAM
                     -  SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS

                    You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                    -    life income with guaranteed payments

                    - a "joint and survivor" life income with guaranteed payments

                    - guaranteed payments for a specified period of 5 to 30 years (absolute maximum of 50 years at certain ages).

                    We offer an Income Benefit Rider that allows you to lock in a dollar amount that you can apply towards fixed income.


-------------------------------------------------------------------------------
DEATH BENEFITS

                    If you or the ANNUITANT (if the Contract is owned by a non-natural person) die before the PAYOUT START DATE, we will pay the death benefit described in the Contract. We also offer an Enhanced Death Benefit Rider and an Enhanced Earnings Death Benefit Rider.

-------------------------------------------------------------------------------
TRANSFERS

                    Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. A charge may apply after the 12th transfer in each Contract year ("Contract Year"), which we measure from the date we issue your Contract or a Contract Anniversary.

--------------------------------------------------------------------------------
WITHDRAWALS

                    You may withdraw some or all of your Contract Value at anytime prior to the Payout Start Date. In general, you must withdraw at least $50 at a time. Full or partial withdrawals are available under limited circumstances on or after the Payout Start Date. A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. A withdrawal charge and a MARKET VALUE ADJUSTMENT also may apply.

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

Each Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in your Contract's investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 29. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

 ISSUE           ACCUMULATION PHASE       PAYOUT START                   PAYOUT PHASE
 DATE                                        DATE

-----------------------------------------------------------------------------------------------------

You buy           You save for         You elect to receive      You can receive    Or you can
a Contract        retirement           income payments or        income payments    receive income
                                       receive a lump            for a set period   payments for
                                       sum payment                                  life



As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-776-6978 if you have any questions about how the Contract works.

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*



Number  of  Complete  Years  Since  We  Received
the  Purchase   Payment  Being                              0   1   2   3   4   5   5   7+
Withdrawn/Applicable charge:
------------------------------------------------------------------------------

AIM Lifetime America ClassicSM                              7%  7%  7%  6%  5%  4%  3%  0%

-------------------------------------------------------------------------------

AIM Lifetime America RegalSM                              7%  6%  6%  0%

-------------------------------------------------------------------------------

AIM Lifetime America FreedomSM                          No Withdrawal Charge

-------------------------------------------------------------------------------

Transfer Fee                                                           $25**

-------------------------------------------------------------------------------

*Each Contract Year, you may withdraw up to the Free Withdrawal Amount offered under your Contract without incurring a withdrawal charge. However, the amount withdrawn may be subject to a Market Value Adjustment.

**Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net asset value deducted from each Variable Sub-Account)


                                                        AIM Lifetime           AIM Lifetime          AIM Lifetime
                                                      America ClassicSM       America RegalSM      America FreedomSM
---------------------------------------------------------------------------------------------------------------------
Basic Contract
---------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge                               1.20%              1.35%                1.40%
Administrative Expense Charge                                   0.10%              0.10%                0.10%
Total Variable Expense Risk Charge                              1.30%              1.45%                1.50%
---------------------------------------------------------------------------------------------------------------------
With the Enhanced Death Benefit Rider
---------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge                               1.45%              1.60%                1.65%
Administrative Expense Charge                                   0.10%              0.10%                0.10%
Total Variable Expense Risk Charge                              1.55%              1.70%                1.75%
---------------------------------------------------------------------------------------------------------------------
With Enhanced Earnings Death Benefit Rider
---------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge                               1.35%              1.50%                1.55%
Administrative Expense Charge                                   0.10%              0.10%                0.10%
Total Variable Expense Risk Charge                              1.45%              1.60%                1.65%
----------------------------------------------------------------------------------------------------------------------
With Income Benefit Rider
----------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge                               1.50%              1.65%                1.70%
Administrative Expense Charge                                   0.10%              0.10%                0.10%
Total Variable Expense Risk Charge                              1.60%              1.75%                1.80%
----------------------------------------------------------------------------------------------------------------------
With Enhanced Death Benefit, Enhanced Earnings Death Benefit and
Income Benefit Riders**
----------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge                               1.90%              2.05%                2.10%
Administrative Expense Charge                                   0.10%              0.10%                0.10%
Total Variable Expense Risk Charge                              2.00%              2.15%                2.20%



* The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Rider reflects a charge of 0.15% for the Option, assuming the age of the oldest Contract Owner or Annuitant is age 55 or younger on the Rider Application Date. If the age of the oldest Contract Owner or Annuitant is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25% and the mortality and expense risk charge shown for Contracts with this Option would be higher by 0.10%. If the age of the oldest Contract Owner or Annuitant is 66 or older on the Rider Application Date, the charge for the Option is 0.35% and the mortality and expense risk charge shown for Contracts with this Option would be higher by 0.20%.

** Please note that you can select any combination of the 3 different riders. You could choose one or all 3 riders as shown in the chart or you could choose a combination of 2 riders. Taking into account the age-adjusted charge for the Enhanced Earnings Death Benefit described in the preceding footnote, it is easy for you to determine the aggregate level of asset charge for your base contract and the combination of optional features you select. Simply take the base level charge for the Contract option you select, either 1.30% (Classic), 1.45% (Regal), or 1.50% (Freedom), and add the charge for the benefit riders or riders you select. The charge for the Enhanced Death Benefit Rider is 0.25% and, for the Income Benefit Roder, is 0.30%.

                              FUND ANNUAL EXPENSES(1)
              (as a percentage of Fund average daily net assets(*)



                                              Management     12b-1           Other           Total Annual
                                                 Fees         Fees          Expenses         Fund Expenses
                                                                        (After Voluntary
                                                                         Reductions and
Fund                                                                      Reimbursements
----                                          ----------  -----------     -----------         -------------

AIM V.I. Aggressive Growth Fund(2)...........   0.80%       0.25%             0.46%               1.51%**
AIM V.I. Balanced Fund(2)....................   0.75%       0.25%             0.35%               1.35%
AIM V.I. Basic Value Fund....................   0.73%       0.25%             0.57%               1.55%**
AIM V.I. Blue Chip Fund(2)...................   0.75%       0.25%             1.38%               2.38%**
AIM V.I. Capital Appreciation Fund...........   0.61%       0.25%             0.21%               1.07%
AIM V.I. Capital Development Fund(2).........   0.75%       0.25%             0.63%               1.63%**
AIM V.I. Dent Demographic Trends Fund(2).....   0.85%       0.25%             0.48%               1.58%**
AIM V.I. Diversified Income Fund.............   0.60%       0.25%             0.30%               1.15%
AIM V.I. Global Utilities Fund...............   0.65%       0.25%             0.45%               1.35%
AIM V.I. Government Securities Fund..........   0.50%       0.25%             0.47%               1.22%
AIM V.I. Growth Fund.........................   0.61%       0.25%             0.22%               1.08%
AIM V.I. Growth and Income Fund..............   0.60%       0.25%             0.24%               1.09%
AIM V.I. High Yield Fund(2)..................   0.63%       0.25%             0.56%               1.44%
AIM V.I. International Equity Fund...........   0.73%       0.25%             0.29%               1.27%
AIM V.I. Mid Cap Equity Fund.................   0.73%       0.25%             0.57%               1.55%**
AIM V.I. Money Market Fund...................   0.40%       0.25%             0.31%               0.96%
AIM V.I. New Technology Fund.................   1.00%       0.25%             0.31%               1.56%**
AIM V.I. Value Fund..........................   0.61%       0.25%             0.23%               1.09%

* Based on estimated assets.

** The investment advisor has agreed to waive fees and/or reimburse expense (excluding interest, taxes, dividend expense on short sales, extraordinary items and increase in expenses due to expense offset arrangements, if any) to limit total Series II shares operating expenses to 1.45% of average daily net assets until Decemeber 31, 2001.


1. Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

2.   Expenses have been restated to reflect current fees.

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

- elected the Enhanced Death Benefit and Income Benefit Riders, and

- elected the Enhanced Earnings Death Benefit Rider (assuming Contract owner is age 66-75 on the Rider Date).


THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


AIM Lifetime America ClassicSM
Assume Termination

Fund                                     1 Year       3 Year    5 Year   10 Year
AIM V.I. Aggressive Growth Fund            $ 95       $ 167     $ 225    $ 381
AIM V.I. Balanced Fund                     $ 94       $ 164     $ 220    $ 372
AIM V.I. Basic Value Fund                  $ 95       $ 167     $ 225    $ 381
AIM V.I. Blue Chip Fund                    $ 95       $ 167     $ 225    $ 381
AIM V.I. Capital Appreciation Fund         $ 91       $ 156     $ 206    $ 345
AIM V.I. Capital Development Fund          $ 95       $ 167     $ 225    $ 381
AIM V.I. Dent Demographical Trends Fund    $ 95       $ 167     $ 225    $ 381
AIM V.I. Diversified Income Fund           $ 92       $ 158     $ 210    $ 353
AIM V.I. Global Utilities Fund             $ 94       $ 164     $ 220    $ 372
AIM V.I. Government Securities Fund        $ 93       $ 160     $ 214    $ 359
AIM V.I. Growth and Income Fund            $ 91       $ 157     $ 207    $ 347
AIM V.I. Growth Fund                       $ 91       $ 156     $ 207    $ 346
AIM V.I. High Yield Fund                   $ 95       $ 167     $ 225    $ 380
AIM V.I. International Equity Fund         $ 93       $ 162     $ 216    $ 364
AIM V.I. Mid Cap Equity Fund               $ 95       $ 167     $ 225    $ 381
AIM V.I. Money Market Fund                 $ 90       $ 153     $ 201    $ 334
AIM V.I. New Technology Fund               $ 95       $ 167     $ 225    $ 381
AIM V.I. Value Fund                        $ 91       $ 157     $ 207    $ 347

AIM Lifetime America RegalSM
Assumes Termination

Fund                                     1 Year       3 Year    5 Year    10 Year

AIM V.I. Aggressive Growth Fund            $ 96       $ 163     $ 190     $ 395
AIM V.I. Balanced Fund                     $ 95       $ 160     $ 185     $ 385
AIM V.I. Basic Value Fund                  $ 96       $ 163     $ 190     $ 395
AIM V.I. Blue Chip Fund                    $ 96       $ 163     $ 190     $ 395
AIM V.I. Capital Appreciation Fund         $ 93       $ 152     $ 171     $ 359
AIM V.I. Capital Development Fund          $ 96       $ 163     $ 190     $ 395
AIM V.I. Dent Demographical Trends Fund    $ 96       $ 163     $ 190     $ 395
AIM V.I. Diversified Income Fund           $ 93       $ 154     $ 175     $ 367
AIM V.I. Global Utilities Fund             $ 95       $ 160     $ 185     $ 385
AIM V.I. Government Securities Fund        $ 94       $ 156     $ 179     $ 373
AIM V.I. Growth and Income Fund            $ 93       $ 153     $ 172     $ 361
AIM V.I. Growth Fund                       $ 93       $ 152     $ 172     $ 360
AIM V.I. High Yield Fund                   $ 96       $ 163     $ 190     $ 394
AIM V.I. International Equity Fund         $ 95       $ 158     $ 181     $ 378
AIM V.I. Mid Cap Equity Fund               $ 96       $ 163     $ 190     $ 395
AIM V.I. Money Market Fund                 $ 91       $ 149     $ 166     $ 349
AIM V.I. New Technology Fund               $ 96       $ 163     $ 190     $ 395
AIM V.I. Value Fund                        $ 93       $ 153     $ 172     $ 361

AIM Lifetime America FreedomSM
Assumes Termination

Fund                                      1 Year       3 Year      5 Year      10 Year
AIM V.I. Aggressive Growth Fund             $ 37       $ 114       $ 193        $ 399
AIM V.I. Balanced Fund                      $ 36       $ 111       $ 188        $ 390
AIM V.I. Basic Value Fund                   $ 37       $ 114       $ 193        $ 399
AIM V.I. Blue Chip Fund                     $ 37       $ 114       $ 193        $ 399
AIM V.I. Capital Appreciation Fund          $ 34       $ 102       $ 174        $ 364
AIM V.I. Capital Development Fund           $ 37       $ 114       $ 193        $ 399
AIM V.I. Dent Demographical Trends Fund     $ 37       $ 114       $ 193        $ 399
AIM V.I. Diversified Income Fund            $ 34       $ 105       $ 178        $ 372
AIM V.I. Global Utilities Fund              $ 36       $ 111       $ 188        $ 390
AIM V.I. Government Securities Fund         $ 35       $ 107       $ 181        $ 378
AIM V.I. Growth and Income Fund             $ 34       $ 103       $ 175        $ 366
AIM V.I. Growth Fund                        $ 34       $ 103       $ 174        $ 365
AIM V.I. High Yield Fund                    $ 37       $ 114       $ 192        $ 398
AIM V.I. International Equity Fund          $ 36       $ 109       $ 184        $ 383
AIM V.I. Mid Cap Equity Fund                $ 37       $ 114       $ 193        $ 399
AIM V.I. Money Market Fund                  $ 32        $ 99       $ 168        $ 354
AIM V.I. New Technology Fund                $ 37       $ 114       $ 193        $ 399
AIM V.I. Value Fund                         $ 34       $ 103       $ 175        $ 366

Example 2
Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan for a specified period), at the end of each period.

AIM Lifetime America ClassicSM

Assumes No Termination

Fund                                     1 Year       3 Year      5 Year      10 Year
AIM V.I. Aggressive Growth Fund           $ 35       $ 108       $ 183        $ 381
AIM V.I. Balanced Fund                    $ 34       $ 105       $ 178        $ 372
AIM V.I. Basic Value Fund                 $ 35       $ 108       $ 183        $ 381
AIM V.I. Blue Chip Fund                   $ 35       $ 108       $ 183        $ 381
AIM V.I. Capital Appreciation Fund        $ 31        $ 96       $ 164        $ 345
AIM V.I. Capital Development Fund         $ 35       $ 108       $ 183        $ 381
AIM V.I. Dent Demographical Trends Fund   $ 35       $ 108       $ 183        $ 381
AIM V.I. Diversified Income Fund          $ 32        $ 99       $ 168        $ 353
AIM V.I. Global Utilities Fund            $ 34       $ 105       $ 178        $ 372
AIM V.I. Government Securities Fund       $ 33       $ 101       $ 171        $ 359
AIM V.I. Growth and Income Fund           $ 32        $ 97       $ 165        $ 347
AIM V.I. Growth Fund                      $ 32        $ 97       $ 164        $ 346
AIM V.I. High Yield Fund                  $ 35       $ 108       $ 182        $ 380
AIM V.I. International Equity Fund        $ 34       $ 102       $ 174        $ 364
AIM V.I. Mid Cap Equity Fund              $ 35       $ 108       $ 183        $ 381
AIM V.I. Money Market Fund                $ 30        $ 93       $ 158        $ 334
AIM V.I. New Technology Fund              $ 35       $ 108       $ 183        $ 381
AIM V.I. Value Fund                       $ 32        $ 97       $ 165        $ 347

AIM Lifetime America RegalSM

Assumes No Termination

Fund                                    1 Year       3 Year      5 Year      10 Year
AIM V.I. Aggressive Growth Fund          $ 37       $ 112       $ 190        $ 395
AIM V.I. Balanced Fund                   $ 36       $ 109       $ 185        $ 385
AIM V.I. Basic Value Fund                $ 37       $ 112       $ 190        $ 395
AIM V.I. Blue Chip Fund                  $ 37       $ 112       $ 190        $ 395
AIM V.I. Capital Appreciation Fund       $ 33       $ 101       $ 171        $ 359
AIM V.I. Capital Development Fund        $ 37       $ 112       $ 190        $ 395
AIM V.I. Dent Demographical Trends Fund  $ 37       $ 112       $ 190        $ 395
AIM V.I. Diversified Income Fund         $ 34       $ 103       $ 175        $ 367
AIM V.I. Global Utilities Fund           $ 36       $ 109       $ 185        $ 385
AIM V.I. Government Securities Fund      $ 35       $ 105       $ 179        $ 373
AIM V.I. Growth and Income Fund          $ 33       $ 102       $ 172        $ 361
AIM V.I. Growth Fund                     $ 33       $ 101       $ 172        $ 360
AIM V.I. High Yield Fund                 $ 37       $ 112       $ 190        $ 394
AIM V.I. International Equity Fund       $ 35       $ 107       $ 181        $ 378
AIM V.I. Mid Cap Equity Fund             $ 37       $ 112       $ 190        $ 395
AIM V.I. Money Market Fund               $ 32       $ 98        $ 166        $ 349
AIM V.I. New Technology Fund             $ 37       $ 112       $ 190        $ 395
AIM V.I. Value Fund                      $ 33       $ 102       $ 172        $ 361

AIM Lifetime America FreedomSM
Assumes No Termination

Fund                                       1 Year       3 Year      5 Year      10 Year
AIM V.I. Aggressive Growth Fund            $ 37       $ 114       $ 193        $ 399
AIM V.I. Balanced Fund                     $ 36       $ 111       $ 188        $ 390
AIM V.I. Basic Value Fund                  $ 37       $ 114       $ 193        $ 399
AIM V.I. Blue Chip Fund                    $ 37       $ 114       $ 193        $ 399
AIM V.I. Capital Appreciation Fund         $ 34       $ 102       $ 174        $ 364
AIM V.I. Capital Development Fund          $ 37       $ 114       $ 193        $ 399
AIM V.I. Dent Demographical Trends Fund    $ 37       $ 114       $ 193        $ 399
AIM V.I. Diversified Income Fund           $ 34       $ 105       $ 178        $ 372
AIM V.I. Global Utilities Fund             $ 36       $ 111       $ 188        $ 390
AIM V.I. Government Securities Fund        $ 35       $ 107       $ 181        $ 378
AIM V.I. Growth and Income Fund            $ 34       $ 103       $ 175        $ 366
AIM V.I. Growth Fund                       $ 34       $ 103       $ 174        $ 365
AIM V.I. High Yield Fund                   $ 37       $ 114       $ 192        $ 398
AIM V.I. International Equity Fund         $ 36       $ 109       $ 184        $ 383
AIM V.I. Mid Cap Equity Fund               $ 37       $ 114       $ 193        $ 399
AIM V.I. Money Market Fund                 $ 32       $ 99        $ 168        $ 354
AIM V.I. New Technology Fund               $ 37       $ 114       $ 193        $ 399
AIM V.I. Value Fund                        $ 34       $ 103       $ 175        $ 366



Please remember that you are looking at examples and not a representation of past or future expenses. The examples assume that any Fund expense waivers or reimbursement arrangements described in the footnotes on page 11 are in effect for the time periods presumed above. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The above examples assume the election of the Enhanced Death and Income Benefit Riders with a mortality and expense risk charge of 1.85% for the AIM Lifetime America Classic SM, 2.00% for the AIM Lifetime America RegalSM, and 2.05% for the AIM Lifetime America FreedomSM. The Enhanced Earnings Death Benefit Rider has an annual fee of 0.15%. If any or all of those features were not elected, the example figures shown above would be slightly lower.

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT". Each Variable Sub-Account has a separate value for its Accumulation Units which we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

There are no Accumulation Unit Values to report because the Contracts were first offered as of the date of this prospectus.

To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook Life also appear in the Statement of Additional Information.

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract owner, and Glenbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides, including restricting income payments to beneficiaries.

If you die, any surviving Contract owner, or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum age of the oldest Contract Owner and Annuitant cannot exceed 90 as of the date we receive the completed application.

If you select the Enhanced Earnings Death Benefit and Income Benefit Riders, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later ("Rider Date") is currently 75. If you select the Enhanced Death Benefit Rider, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later ("Rider Date") is currently 80.

You may change the Contract owner at any time. We will provide a change of ownership form to be signed by you and filed with us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract owner, we are entitled to rely on the most recent ownership information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change the Contract owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 38. If the Contracts are issued within a qualified plan, no additional tax advantages attach to the annuity.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application for each Contract. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract owner is a natural person). Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit joint Annuitants only on or after the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

         (i) the youngest Contract owner; otherwise,

        (ii) the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person selected by the Contract owner to receive the death benefits or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary, or if none surviving, the contingent Beneficiary, will receive any guaranteed income payments scheduled to continue.

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. A contingent Beneficiary is the person selected by the Contract owner who will become the Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time in a form satisfactory to us, unless you have designated an irrevocable Beneficiary. You may restrict income payments to Beneficiaries by written notice in a form satisfactory to us. We will provide a change of Beneficiary form to be signed by you and filed with us. Once we accept the request, the change or restriction, will take effect as of the date you signed the request. Until we receive your written notice to change a Beneficiary or restrict income payments to a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries or Contingent Beneficiaries, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If one or more Beneficiaries survive you (or survives the Annuitant, if the Contract owner is not a natural person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.


MODIFICATION  OF THE CONTRACT
Only a Glenbrook Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.



PURCHASES
-------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $10,000 ($10,000 for a Qualified Contract). All subsequent purchase payments must be $500 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. The most we will accept without our prior approval will never be less than $1,000,000 per payment and is currently administered at $2,000,000 per payment. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your representative for more detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center in Vernon Hills mailing address: 300 N. Milwaukee Avenue, Vernon Hills, Illinois, 60061. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment in good order at our service center as described above.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If this Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, we will allocate the amount in the Money Market Variable Sub-Account to the Variable Sub-Account as you originally designated.


CONTRACT VALUE
-------------------------------------------------------------------

On the Issue Date, your Contract Value is equal to your initial purchase payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, and transfer fees separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider, the Enhanced Earnings Death Benefit Rider, and the Income Benefit Rider.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 18 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectuses for the Fund. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts. A I M Advisors, Inc. serves as the investment advisor to each Fund.



  Fund:                                           Each Fund Seeks*:
-------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund**               Long-term growth of capital
-------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund                       Long-term growth of capital
--------------------------------------------------------------------------------
  AIM V.I. Balanced Fund                          Achieve as high a total return
                                                  as possible, consistent with
                                                  preservation of capital
-------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund                         Long-term growth of capital
                                                  with a secondary objective of
                                                  current income
-------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund              Growth of capital
-------------------------------------------------------------------------------
  AIM V.I. Capital Development Fund               Long-term growth of capital
-------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund           Long-term growth of capital

-------------------------------------------------------------------------------
  AIM V.I. Diversified Income Fund                High level of current income
-------------------------------------------------------------------------------
  AIM V.I. Global Utilities Fund                  High total return
-------------------------------------------------------------------------------
  AIM V.I. Government Securities Fund             High level of current income
                                                  consistent with reasonable
                                                  concern for safety of
                                                  principal
-------------------------------------------------------------------------------
  AIM V.I. Growth Fund                            Growth of capital
-------------------------------------------------------------------------------
  AIM V.I. Growth and Income Fund                 Growth of capital with a
                                                  secondary objective of
                                                  current income
-------------------------------------------------------------------------------
  AIM V.I. High Yield Fund                        High level of current income
-------------------------------------------------------------------------------
  AIM V.I. International Equity Fund              Long-term growth of capital
-------------------------------------------------------------------------------
  AIM V.I. Mid Cap Equity Fund                    Long-term growth of capital
-------------------------------------------------------------------------------
  AIM V.I. Money Market Fund                      As high a level of current
                                                  income as is consistent with
                                                  the preservation of capital
                                                  and liquidity
-------------------------------------------------------------------------------
  AIM V.I. New Technology Fund                    Long-term growth of capital
-------------------------------------------------------------------------------
  AIM V.I. Value Fund                             Long-term growth of capital
                                                  with income as a secondary
                                                  objective.

                                ----------------

*The investment objective(s) of each Fund may be changed by the Board of Directors without shareholder approval.

**Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the Fund may periodically suspend or limit the offering of its shares. The Fund will be closed to new participants when Fund assets reach $200 million. During closed periods, the Fund will accept additional investments from existing participants.

Amounts you allocate to variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

                                                     AIM              AIM            AIM
                                                   Lifetime           Lifetime       Lifetime
                                                   America            America        America
                                                   ClassicSM          RegalSM        FreedomSM
                                                     --------------------------------------------



6 Month Dollar Cost Averaging Option                    Yes              Yes            Yes
12 Month Dollar Cost Averaging Option                   Yes              Yes            Yes
Guaranteed Maturity Fixed Account Option                Yes              Yes            Yes

We may offer additional Fixed Account options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
The Dollar Cost Averaging Fixed Account Options are three of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 24. These options allow you to allocate purchase payments to the Fixed Account for 6 months (the "6 Month Dollar Cost Averaging Option"), or for 12 months (the "12 Month Dollar Cost Averaging Option") depending on the form of contract you are in. Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives that you have selected in equal monthly installments beginning the next business day after allocation. The number of monthly installments must be no more than 6 for the 6 Month Dollar Cost Averaging Option and no more than 12 for the 12 Month Dollar Cost Averaging Option. At the end of the applicable transfer period, any amount remaining in the 6 or 12 Month Dollar Cost Averaging Options will be automatically transferred to the Money Market Variable Sub-account unless you request a different investment alternative. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

If we do not receive allocation instructions from you when payment is received, the payment plus associated interest will be transferred to the Money Market Variable Sub-account in equal monthly installments within the selected transfer period until we have received a different allocation instruction.

You may not transfer funds from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options.

The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.


INVESTMENT RISK
We bear the investment risk for all amounts allocated to the 6 Month DCA Fixed Account Option and the 12 Month DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the 6 Month DCA Fixed Account Option and the 12 Month DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-776-6978.

GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s).

Each payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

The Guarantee Periods may not be available in your state. Please check with your representative for availability.

Interest Rates. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Glenbrook at 1-800-776-6978.

How We Credit Interest. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period.


The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:



Purchase Payment.........................  $10,000
Guarantee Period.........................  5 years
Annual Interest Rate.....................    4.50%


                                                                     END OF CONTRACT YEAR

                                                YEAR 1       YEAR 2       YEAR 3       YEAR 4        YEAR 5

Beginning Contract Value                      $10,000.00
X (1 + Annual Interest Rate)                     X 1.045
                                              ----------
                                              $10,450.00
Contract Value at end of Contract Year                     $10,450.00
X (1 + Annual Interest Rate)                                  X 1.045
                                                           ----------
                                                           $10,920.25
Contract Value at end of Contract Year                                  $10,920.25
X (1 + Annual Interest Rate)                                               X 1.045
                                                                        ----------
                                                                        $11,411.66

Contract Value at end of Contract Year                                               $11,411.66
X (1 + Annual Interest Rate)                                                            X 1.045
                                                                                     ----------
                                                                                     $11,925.19

Contract Value at end of Contract Year                                                               $11,925.19
X (1 + Annual Interest Rate)                                                                            X 1.045
                                                                                                     ----------
                                                                                                     $12,461.82


Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 - $10,000.00). This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn see p23. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

Renewals. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. At the end of a Guarantee Period, we will automatically renew the Guarantee Period value to a Guarantee Period of the same duration to be established on the day the previous Guarantee Period expired. In certain states your money will automatically renew into a newly established one-year Guarantee Period. Please consult with your representative. During the 30-day period after the end of the Guarantee Period, you may:

1. Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. In certain states your money will automatically renew into a newly established one-year Guarantee Period. Please consult with your representative. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be the rate in effect on the 1st day of the New Period selected; or

2. Instruct us to apply your money to one or more new Guarantee Periods of your choice to be established on the day we receive the instruction. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3. Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer at the next unit value we calculate after we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or


4. Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable. In this case, the amount withdrawn will be deemed to have been withdrawn on the day we received notification.

Market Value Adjustment. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, may be subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We also will not apply a Market Value Adjustment to a withdrawal you make:

- that qualifies for one of the waivers as described on page 26-27,

- to satisfy the IRS minimum distribution rules for the Contract, or

- a single withdrawal made by a surviving spouse made within one year after continuing the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix A to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

The Market Value Adjustment may not be applicable in your state. Please check with your representative.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the Six Month Fixed Account or the Twelve Month Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. A transfer fee of $25 applies to each transfer after the 12th in any Contract Year. Multiple transfers on a single trading day are considered a single transfer. We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will credit you contract with interest as required by applicable law. Any interest would be credited from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we may increase or decrease the amount transferred by a Market Value Adjustment.

In certain states, a Market Value Adjustment may not apply. In these states, the total number of transfers and withdrawals from each Guarantee Period of the Guaranteed Maturity Fixed Account during a Contract Year cannot exceed 25% of the purchase payment or the amount transferred into that Guarantee Period. For each Guarantee Period, any portion of the total allowable transfer and withdrawal amount that is not transferred or withdrawn in that Contract Year will not increase the allowable transfer and withdrawal amount in any subsequent Contract Year. This limitation will be waived for amounts transferred during the 30-day period after the Guarantee Period expires. This limitation does not apply to any Dollar Cost Averaging Fixed Accounts. Please consult your representative.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-776-6978. The cut-off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

EXCESSIVE TRADING LIMITS
We reserve the right to limit transfers among the Variable Sub-Accounts in any Contract Year, or to refuse any Variable Sub-Account transfer request, if:

     . we believe, in our sole discretion, that excessive trading by such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract owners; or

     . we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month from any Variable Sub-Account, the Six Month Dollar Cost Averaging Fixed Account or the Twelve Month Dollar Cost Averaging Fixed Account, to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage of your contract value allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account monthly, quarterly, semi-annually, or annually, depending on your instructions. At the end of the period you select, we will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.


Example:

Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Diversified Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.




EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

o        1.20% for AIM Lifetime America ClassicSM
o        1.35% for AIM Lifetime America RegalSM
o        1.40% for AIM  Lifetime America FreedomSM

The mortality and expense risk charge is for the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. If you select the Enhanced Death Benefit Rider Option, the mortality and expense risk charge will include an additional 0.25% for the Option. If you select the Enhanced Earnings Death Benefit Option, the mortality and expense risk charge will include an additional 0.15% for the Option if, on the Rider Date, either the Contract Owner or Annuitant is age 55 or younger, an additional 0.25% for the Option if, on the Rider Date, either the oldest Contract Owner or Annuitant is between age 56 and 65, and an additional 0.35% for the Option if, on the Rider Date, either the oldest Contract Owner or the Annuitant is age 66 or older. If you select the Income Benefit Rider Option, the mortality and expense risk charge will include an additional 0.30% for the Option.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase. After the Payout Start Date, mortality and expense risk charges for the Enhanced Death Benefit and the Income Benefit will cease.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE

We impose a $25 fee upon transfers in excess of 12 during any Contract Year. . We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 9. The Contracts differ in the following respects:

AIM Lifetime America ClassicSM and AIM Lifetime America RegalSM Under the AIM Lifetime America Classic and AIM Lifetime America Regal Option, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment. The Free Withdrawal Amount is equal to the greater of 15% of purchase payments, or 15% of the Contract Value as of the beginning of the Contract Year. Unused portions of the "Free Withdrawal Amount " are not carried forward to future Contract Years.

AIM  Lifetime America FreedomSM
Under the AIM Lifetime America FreedomSM Option, there is no withdrawal charge on any withdrawals. However, any amount withdrawn from a guarantee period fixed option may be subject to a Market Value Adjustment.

All Options
We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.


We do not apply a withdrawal charge in the following situations:

- the death of the Contract Owner or Annuitant (unless the Death Benefit equals the settlement value);

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

-    withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to recover the cost of sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.


Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. You or the Annuitant, if the Contract owner is not a natural person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract owner is not a natural person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and


2. you claim this benefit, request a withdrawal and deliver adequate proof of diagnosis to us.


UNEMPLOYMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract owner is not a natural person, become unemployed at least one year after the Issue Date;

2. you or the Annuitant, if the Contract owner is not a natural person, receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

3. you or the Annuitant, if the Contract owner is not a natural person, claim this benefit and request a withdrawal within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge for these taxes against your Contract until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.


At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES

Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages 10-14. We may receive compensation from the investment advisers or administrators of the Funds in connection with the administrative services we provide to the Funds.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 29.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment less any withdrawal charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Variable Sub-Accounts according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

In certain states, where a Market Value Adjustment does not apply, the total amount of transfer and withdrawals from each Guarantee Period of the Guaranteed Maturity Fixed Account during a Contract Year cannot exceed 25% of the purchase payment or the amount transferred into that Guarantee Period. For each Guarantee Period, any portion of the total allowable transfer and withdrawal amount that is not transferred or withdrawn in that Contract year will not increase the allowable transfer and withdrawal amount in any subsequent Contract Year. This limitation will be waived for amounts transferred during the 30-day period after the Guarantee Period expires. This limitation does not apply to any Dollar Cost Averaging Fixed Accounts. Please consult with your representative. These limitations do not apply to a full withdrawal of your Contract Value.


If you request a total withdrawal, we may require you to return your Contract to us.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.


In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will credit your Contract with interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less that $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

- at least 30 days after the Issue Date; and

- no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for the longer of the life of the Annuitant or a specified guarantee period. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. If the Annuitant is age 90 or older at the time payments begin, a minimum of 5 years of guaranteed payments applies.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. If the Annuitant is age 90 or older at the time payments begin, a minimum of 5 years of guaranteed payments applies.


INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. If you select a Payout Start Date prior to the third anniversary of the Contract issue date, then the number of years guaranteed may be from 10 to30 years or age 100 (but = 50 absolute max.). If you select a Payout Start Date on or after the third anniversary of the Contract issue date, then the number of years guaranteed may from 5 to30 years or age 100 (but = 50 absolute max.). We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant under Income Plan 3. In that case you may terminate all or part of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $50. A withdrawal charge may apply. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us. You may apply all or part of your Contract Value to an Income Plan. If you elected the Income Benefit Rider, you may be able to apply an amount greater than your Contract Value. On the Payout Start Date, you may choose the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.


We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:


  . pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

  . reduce the frequency of your payments so that each payment will be at least
    $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will credit interest to your Contract as required by law from the date we receive the withdrawal request to the date we make payment.


PAYOUT WITHDRAWAL You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their value, subject to a Payout Withdrawal Charge, by writing to us. For Variable Amount Income Payments, this value is equal to the present value of the Variable Amount Income Payments being terminated, calculated using a discount rate equal to the Assumed Investment Rate that was used in determining the initial variable payment. For Fixed Amount Income Payments, this value is equal to the present value of the Fixed Amount Income Payments being terminated, calculated using a discount rate equal to the Applicable Current Interest Rate. The Applicable Current Interest Rate is the rate we are using on the date we receive your payout withdrawal request to determine income payments for a new payout commencement with a payment period equal to the remaining payment period of the income payments being terminated.


A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the Value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the Investment Alternatives(s) from which you wish to make Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

PAYOUT WITHDRAWAL CHARGE To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.


Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

For AIM Lifetime America ClassicSM Option

         Payment Year:              1       2        3        4        5        6       7        8
         Percentage:                7%      7%       7%       6%       5%       4%      3%       0%


For AIM Lifetime America RegalSM Option


         Payment Year:              1       2        3        4
         Percentage:                7%      6%       6%       0%

For AIM Lifetime America FreedomSM Option

        No Withdrawal charge


For each purchase payment withdrawal, the "Payment Year" in the table is measured from the date we received the purchase payment. The Payout Withdrawal Charge is determined by multiplying the percentage corresponding to the Payment Year times the amount of each purchase payment withdrawal.

Regularly scheduled Income Payments are never subject to a Payout Withdrawal Charge.

The Payout Withdrawal Charge may not apply in your state.


INCOME BENEFIT RIDER
You may have the option to add to your Contract an Income Benefit Rider. Currently, the option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. You may exercise this benefit up to your latest Payout Start Date. The Rider may not be available in all states.

Qualifications. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

- You must elect a Payout Start Date that is on or after the 10th anniversary of the Rider Date;

- The Payout Start Date must be prior to the oldest Annuitant's 90th birthday;

- The payout Start Date must occur during the 30 day period following a Contract Anniversary;

- You must elect to receive fixed income payments, which will be calculated using the guaranteed income payment tables listed in your Contract; and

- The Income Plan you selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

     - 10 years, if the youngest Annuitant's age is 80 or less on the Payout Start Date, or

     - 5 years, if the youngest Annuitant's age is greater than 80 on the Payout Start Date.

The annualized mortality and expense risk charge for this Rider is 0.30%. We deduct the charge only from the Variable Sub-Account(s).

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("Guaranteed Income Benefit") and does not provide a Contract Value or guaranteed performance of any investment option.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

Income Base A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:


o For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment.

o For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

o On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all the Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Owner or, if no Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.

Income Base B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent purchase payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. This accumulation rate may differ depending on your state. After this date, Income Base B will be recalculated only for purchase payments and withdrawals.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

         1) = withdrawal amount,
         2) = the Contract Value immediately prior to the withdrawal, and 3) = the most recently calculated Income Base.

See Appendix B for an example of how the withdrawal adjustment applies.

The guaranteed income benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the guaranteed income benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Income Benefit may not be appropriate.

We determine the guaranteed income benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the guaranteed income benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date on:

1. the death of any Contract owner or,

2. the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract owner.

A claim for a distribution on death must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

- a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

- any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

     1)   the Contract Value as of the date we determine the death benefit, or

     2) the Settlement Value (that is, the amount payable on a full withdrawal of Contract Value, see page 28) on the date we determine the death benefit, or

     3) the sum of all purchase payments reduced by a withdrawal adjustment, as defined below, or

     4) the greatest of the Contract Values on the current or any previous Death Benefit Anniversary prior to the date we determine the Death Benefit, increased by any purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any withdrawals, as defined below.

Death Benefit Anniversaries occur every 7th Contract Anniversary until the oldest Owner's 80th birthday, or the Annuitant's 80th birthday if the Owner is not a living person. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries. The Contract anniversary immediately following the oldest Owner's 80th birthday, or the Annuitant's 80th birthday if the Owner is not a living person, will also be a Death Benefit Anniversary and is the final Death Benefit Anniversary.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

    (a)   =   is the withdrawal amount.
    (b)   =   is the Contract Value immediately prior to the withdrawal.
    (c)   =   is the Contract value on the applicable Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Death Benefit Anniversary, or the sum of all purchase payments adjusted for any prior withdrawals, as applicable

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

ENHANCED DEATH BENEFIT RIDER
For Contract owners and Annuitants up to and including age 80, the Enhanced Death Benefit Rider is an optional benefit that you may elect. If the Contract owner is a living individual, the Enhanced Death Benefit applies only upon the death of the Contract owner. If the Contract owner is not a living individual, the Enhanced Death Benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the Enhanced Death Benefit. The Enhanced Death Benefit is equal to the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit A or B may not be available in all states.

The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract. The Enhanced Death Benefit Rider and the mortality and expense charge for the Rider will terminate upon the change of Contract owner (or the Annuitant if the Contract is owned by a non-natural person) for reasons other than death.

The annualized mortality and expense risk charge for this Rider is 0.25%. We deduct the charge only from the Variable Sub-Account(s).

ENHANCED DEATH BENEFIT A. On the date we issue the Rider ("Rider Date"), Enhanced Death Benefit A is equal to the Contract Value on that date. After the Rider Date, Enhanced Death Benefit A is the greatest of all Contract Anniversary Values as of the date we determine the death benefit. The "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by a withdrawal adjustment, as described below, for any partial withdrawals since that Anniversary.

We will calculate Anniversary Values for each Contract Anniversary up until the earlier of:

-    the date we determine the death benefit; or

- the first Contract Anniversary on or after the oldest Contract owner's or, if the Contract owner is not a natural person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

Following the first Contract Anniversary on or after the oldest Owner's or, if the Contract Owner is not a natural person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, we will recalculate the Enhanced Death Benefit A only for purchase payments and withdrawals.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B on the Rider Date is equal to the Contract Value on that date. After the Rider Date, the Enhanced Death Benefit B, plus any subsequent purchase payments and less a withdrawal adjustment, as described below, will accumulate daily at a rate equivalent to 5% (accumulation rate may differ depending on your state, please consult with your representative) per year until the earlier of:

- the date we determine the death benefit; or

- the first day of the month following the oldest Contract owner's or, if the Contract owner is not a natural person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

After the first day of the month following the oldest Owner's 80th birthday or, if the Owner is not a living individual, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit B only for purchase payments and withdrawals. For purposes of computing Enhanced Death Benefit A or B: The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:


         (a) = the withdrawal amount,
         (b) = is the Contract Value immediately prior to the withdrawal, and
         (c) = is the most recently calculated Enhanced Death Benefit A or B as applicable.

The Enhanced Death Benefit Rider will terminate and charges for this rider will cease:

- When the Owner (if the current Owner is a living person) is changed for any reason other than death unless the new Owner is a trust and the Annuitant is the current Owner; or

- When the Owner (if the current Owner is a non-living person) is changed for any reason unless the new Owner is a non-living person or is the current annuitant.

- When the Annuitant (if the current Owner is a non-living person) is changed for any reason other than death; or

- on the date we determine the value of the Death Benefit unless the Contract is continued by surviving spouse as defined in section III above: or

-    on the Payout Start Date.


ENHANCED EARNINGS DEATH BENEFIT RIDER
For Contract owners and Annuitants up to and including age 75, the Enhanced Earnings Death Benefit Rider is an optional benefit that you may elect.

If the Contract owner is a living individual, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Contract owner. If the Contract owner is not a living individual, the Enhanced Earnings Death Benefit Rider applies only upon the death of the annuitant. The Enhanced Earnings Death Benefit Rider and the annual charge for the Rider will terminate upon the change of Contract owner (or the Annuitant if the Contract is owned by a non-natural person) for reasons other than death. The Rider may not be available in all states. We may discontinue the offering of the Rider at any time. The Enhanced Earnings Death Benefit Rider is not available for purchase with any IRA at this time.

Under the Enhanced Earnings Death Benefit Rider, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is age 55 or younger on the date we receive the completed application or the date we receive the request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

The lesser of 100% of In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-living person) or 50% of In-Force Earnings, calculated as of the date we receive the completed request for settlement of the death benefit. The annualized mortality and expense risk charge for this Rider is 0.15%.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 56 and 65 on the date we receive the completed application or the date we receive the request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

The lesser of 80% of the In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-living person) or 40% of In-Force Earnings, calculated as of the date we receive the completed request for settlement of the death benefit. The annualized mortality and expense risk charge for this Rider is 0.25%.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

The lesser of 50% of the In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-living person) or 25 % of In-Force Earnings, calculated as of the date we receive the completed request for settlement of the death benefit. The annualized mortality and expense risk charge for this Rider is 0.35%. For purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Rider as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Rider may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your financial advisor can help you decide if the Enhanced Earnings Death Benefit Rider is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Rider, see Appendix B.

The Enhanced Earnings Death Benefit Rider will terminate and charges for this rider will cease:

- when the Owner (if the current Owner is a living person) is changed for any reason other than death unless the new Owner is a trust and the Annuitant is the current Owner; or

- when the Owner (if the current Owner is a non-living person) is changed for any reason unless the new Owner is a non-living person or is the current Annuitant, or

- when the Annuitant (if the current Owner is a non-living person) is changed for any reason other than death; or

-    on the Payout Start Date.


DEATH BENEFIT PAYMENTS
Death of Contract Owner. Subject to any restrictions previously placed upon any Beneficiary, within 180 days of the date of your death, the new Contract owner may elect to:

1.   receive the death benefit in a lump sum, or

2. apply the death benefit to one of the Income Plans described above. The Payout Start Date must be within 1 year of the date of death. Income payments must be:

     o    over the life of the new Contract owner; or

     o for a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the (new) Contract owner;

     o over the life of the new Contract owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract owner.

Otherwise, the new Contract owner will receive the Settlement Value. The Settlement Value is the Contract Value, less any applicable withdrawal charge and premium tax. We will calculate the Settlement Value as of the end of the Valuation Date coinciding with the requested distribution date for payment or on the mandatory distribution date of 5 years after the date of your death, whichever is earlier. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

In any event, the entire value of the Contract must be distributed within 5 years after the date of the death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the sole new Contract owner is your spouse, then he or she may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received complete request for settlement of the death benefit (the next Valuation Date, if we receive complete request for settlement of the death benefit after 3 p.m. Central Time). The Contract may only be continued once. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge or Market Value Adjustment. If you elected the Enhanced Death Benefit Rider and/or the Enhanced Earnings Death Benefit Rider, on the date the Contract is continued the applicable rider will continue in force, and the Rider Date will be reset to the date the Contract is continued. For purposes of calculating future death benefits, your spouse's age on this new Rider Date will be used to determine applicable death benefit amounts. The percentage used to determine the annual charge for the Enhanced Earnings Death Benefit will change to reflect the age of the surviving spouse as of the new Rider Date.

If the new Contract owner is a corporation, trust, or other non-natural person, then the new Contract owner may elect, within 180 days of your death, to receive the death benefit in lump sum or may elect to receive the Settlement Value in a lump sum within 5 years of death.

DEATH OF ANNUITANT
If any Annuitant who is not also the Contract owner dies prior to the Payout Start Date, the Contract owner must elect one of the applicable options described below.

If the Contract owner is a natural person, then the Contract will continue with a new Annuitant as described on page ___.

If the Contract owner is a non-natural person, the non-natural Contract owner may elect, within 180 days of the Annuitant's date of death, to receive the death benefit in a lump sum or may elect to receive the Settlement Value payable in a lump sum within 5 years of the Annuitant's date of death. If the non-natural Contract owner does not make one of the above described elections, the Settlement Value must be withdrawn by the non-natural Contract owner on or before the mandatory distribution date 5 years after the Annuitant's death.

MORE INFORMATION
-------------------------------------------------------------------

GLENBROOK
Glenbrook Life is the issuer of the Contract. Glenbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook Life was organized under the laws of the State of Illinois in 1992. Glenbrook Life was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook Life was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook Life is currently licensed to operate in the District of Columbia, all states except New York, and Puerto Rico. We intend to offer the Contract in those jurisdictions in which we are licensed. Our headquarters is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Glenbrook Life is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook Life and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook Life; Glenbrook Life remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Glenbrook Life due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's Insurance Rating Service assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook Life, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature

THE VARIABLE ACCOUNT
Glenbrook Life established the Glenbrook Life and Annuity Company Separate Account A on September 6, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook Life.

The Variable Account consists of 18 Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other variable sub-accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding eligible Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Funds. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional underlying mutual funds. We will notify you in advance of any change.

Conflicts of Interest. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.



THE CONTRACT

DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.50% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Bricker & Eckler, LLP, Columbus, Ohio, has advised Glenbrook Life on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Glenbrook Life.



TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the investment in the Contract and the Contract Value at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract owner attains age 59 1/2;

2. made as a result of the Contract owner's death or disability;

3. made in substantially equal periodic payments over the Contract owner's life or life expectancy,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS.
All non-qualified deferred annuity contracts issued by Glenbrook Life (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.


The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

The Death Benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. However, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits; however, at this time we are not allowing the Enhanced Earnings Death Benefit Rider to be sold with an IRA.

It is also possible that the Death Benefit could be characterized as an incidental Death Benefit. If the Death Benefit were so characterized, this could result in currently taxable income to a Contract owner. In addition, there are limitations on the amount of incidental Death Benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Contract were characterized as an incidental Death Benefit, it is unlikely to violate those limits unless the Contract owner also purchases a life insurance contract in connection with such plan.


RESTRICTIONS UNDER SECTION 403(B) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1998, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee

     -    attains age 59 1/2,

     -    separates from service,

     -    dies,

     -    becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Glenbrook Life is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Glenbrook Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or over the life (joint lives) of the participant (and beneficiary).

Glenbrook Life may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.


ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------

Glenbrook's annual report on Form 10-K for the year ended December 31, 2000 and its Form 10-Q reports for the quarters ended March 31, 2000, June 30, 2000, and September 30, 2000 are incorporated herein by reference, which means that they are legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000947878. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 300 N. Milwaukee Ave., Vernon Hills, IL 60061.

EXPERTS
The financial statements of Glenbrook Life as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the related financial statement schedule incorporated herein by reference from the Annual Report on Form 10-K of Glenbrook Life and from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000, and for each of the periods in the two years then ended that appear in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the Statement of Additional Information, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Funds for the periods beginning with the inception dates of the Funds and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

APPENDIX A
MARKET VALUE ADJUSTMENT
-------------------------------------------------------------------

The Market Value Adjustment is based on the following:

     I = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period.

     N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

     J = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a Note with a maturity of the original Guarantee Period is not available, we will use a weighted average.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

EXAMPLES OF MARKET VALUE ADJUSTMENT
-------------------------------------------------------------------


Purchase Payment:   $10,000 allocated to a Guarantee Period
Guarantee Period:   5 years
Interest Rate:      4.50%
Full Withdrawal:    End of Contract Year 3

Contract:           AIM Lifetime America ClassicSM


       NOTE: These examples assume that premium taxes are not applicable.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

          Step 1: Calculate Contract Value at End of Contract Year 3:
              = $10,000.00 X (1.045) TO THE POWER OF 3 = $11,411.66

                 Step 2: Calculate the Free Withdrawal Amount:

              = .15 X  $10,920.25* = $1,638.04


                    Step 3: Calculate the Withdrawal Charge:

                     = .07 X ($10,000 - $1,638.04) = $585.34


                 Step 4: Calculate the Market Value Adjustment:

                      I   =   4.50%
                      J   =   4.20%

                              730 DAYS
                      N   =   --------   =   2
                              365 DAYS

           MARKET VALUE ADJUSTMENT FACTOR: .9 X [I - (J + .0025)] X N`
                        = .9 X [.045 - (.042 + .0025)] X 2 = .0009

           MARKET VALUE ADJUSTMENT = MARKET VALUE ADJUSTMENT FACTOR X AMOUNT SUBJECT TO MARKET VALUE ADJUSTMENT:

                     = .0009 X $11,411.66  = $10.27

                *Contract Value at End of Contract Year 2


         Step 5: Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:

                   = $11,411.66 - $585.34 + $10.27 = $10,836.59


                   EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

          Step 1: Calculate Contract Value at End of Contract Year 3:
              = $10,000.00 X (1.045) TO THE POWER OF 3 = $11,411.66

                 Step 2: Calculate the Free Withdrawal Amount:

                        = .15 X $10,920.25* =  $1,638.04


                    Step 3: Calculate the Withdrawal Charge:

                    = 0.7 X ($10,000 - $1,638.04) = $585.34


                 Step 4: Calculate the Market Value Adjustment:

                      I   =   4.50%
                      J   =   4.80%

                      N   =   730 DAYS   =   2
                              --------
                              365 DAYS

                MARKET VALUE ADJUSTMENT FACTOR: .9 X [I - (J + .0025)] X N
                      = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099

                MARKET VALUE ADJUSTMENT = MARKET VALUE ADJUSTMENT FACTOR X AMOUNT SUBJECT TO MARKET VALUE ADJUSTMENT:

                       = -.0099 X $11,411.66 = -($112.98)


                Step 5: Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:

                   = $11,411.66 - $585.34 -  $112.98 = $10,713.35

                *Contract Value at End of Contract Year 2

APPENDIX B
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT



EXAMPLE 1. In this example, assume that the oldest Owner is age 55 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Rider when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Glenbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess-of-Earnings Withdrawals = $0 Purchase payments in the 12 months prior to Death = $0 In-Force Premium = $100,000 ($100,000 + $0 - $0) In-Force Earnings = $25,000 ($125,000 - $100,000) Enhanced Earnings Death Benefit = 50% x $25,000 =
$12,500.

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Glenbrook receives due proof of death will be assumed to be $114,000.

Excess of Earnings Withdrawals = $5,000 ($10,000 - $5,000) Purchase payments in the 12 months prior to Death = $0 In-Force Premium = $95,000 ($100,000 + $0 - $5,000) In-Force Earnings = $19,000 ($114,000 - $95,000) Enhanced Earnings Death Benefit = 50% x $19,000 = $9,500.

Since In-Force Earnings are less than 80% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 65 on the Rider Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the owner dies with a Contract Value of $140,000 on the date Glenbrook receives Due Proof of Death.

Excess of Earnings Withdrawals = $30,000 ($50,000 - $20,000) Purchase payments in the 12 months prior to Death = $0 In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000) In-Force Earnings = $20,000 ($140,000 - $120,000) Enhanced
Earnings Death Benefit = 40% of $20,000 = $8,000.

In this example, In-Force Premium is equal to the Contract Value on the date the Rider was issued plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

                                       B-1




Appendix C
AIM Lifetime America Variable Annuity Series Contract Comparison Chart


---------------------------- --------------------------------- ----------------------------- ----------------------------
Feature                      AIM Lifetime America ClassicSM    AIM Lifetime America RegalSM  AIM  Lifetime America FreedomSM
---------------------------- --------------------------------- ----------------------------- ----------------------------
---------------------------- --------------------------------- ----------------------------- ----------------------------
Maximum Age of Contract                  90                              90                          90
Owner and Annuitant on the
issue Date
---------------------------- ------------------------------- --------------------------- ----------------------------
---------------------------- ------------------------------- --------------------------- ----------------------------
Minimum Initial Purchase               $10,000                         $10,000                     $10,000
Payment
---------------------------- ------------------------------- --------------------------- ----------------------------
---------------------------- ------------------------------- --------------------------- ----------------------------
Fixed Account Options        o        6 Month DCA                o   6 Month DCA              o   6 Month DCA
                             o        12 Month DCA               o   12 Month DCA             o  12 Month DCA
                             o        Guaranteed                 o   Guaranteed               o  Guaranteed
                                      Maturity Fixed                 Maturity Fixed              Maturity Fixed
                                      Account                        Account                     Account

---------------------------- ------------------------------- --------------------------- ----------------------------
---------------------------- ------------------------------- --------------------------- ----------------------------
Administrative Expense                  0.10%                           0.10%                       0.10%
Charge
---------------------------- ------------------------------- --------------------------- ----------------------------
---------------------------- ------------------------------- --------------------------- ----------------------------
Mortality and Expense Risk              1.20%                           1.35%                       1.40%
Charge (without optional
benefit)
---------------------------- ------------------------------- --------------------------- ----------------------------
---------------------------- ------------------------------- --------------------------- ----------------------------
Free Withdrawal Amount       Greater of 15% of purchase      Greater of 15% of                     N/A
                             payments, or 15% of the         purchase payments, or 15%
                             Contract Value                  of the Contract Value
---------------------------- ------------------------------- --------------------------- ----------------------------
---------------------------- ------------------------------- --------------------------- ----------------------------
Withdrawal Charge            Year: 1 2 3 4 5 6 7 8           Year: 1 2 3 4                          None
(measured from number of     %:    7 7 7 6 5 4 3 0           %:    7 6 6 0
complete years since we
received the purchase
payments as a percentage
of purchase payments
withdrawn in excess of the
Free Withdrawal Amount)
---------------------------- ------------------------------- --------------------------- ----------------------------
---------------------------- ------------------------------- --------------------------- ----------------------------
Withdrawal Charge Waivers           Yes                             Yes                             N/A
---------------------------- ------------------------------- --------------------------- ----------------------------

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------



Description

----------------------------------------------------------------------------
   Additions, Deletions or Substitutions of Investments
----------------------------------------------------------------------------
   The Contract
----------------------------------------------------------------------------
      Purchases of Contracts
----------------------------------------------------------------------------
      Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
----------------------------------------------------------------------------
   Performance Information
----------------------------------------------------------------------------
      Standardized Total Returns
----------------------------------------------------------------------------
      Non-standardized Total Returns
----------------------------------------------------------------------------
      Adjusted Historical Total Returns
----------------------------------------------------------------------------
   Calculation of Accumulation Unit Values
----------------------------------------------------------------------------
   Calculation of Variable Income Payments
----------------------------------------------------------------------------
      Calculation of Annuity Unit Values
----------------------------------------------------------------------------
   General Matters
----------------------------------------------------------------------------
      Incontestability
----------------------------------------------------------------------------
      Settlements
----------------------------------------------------------------------------
      Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
      Premium Taxes
----------------------------------------------------------------------------
      Tax Reserves
----------------------------------------------------------------------------
   Federal Tax Matters
----------------------------------------------------------------------------
   Qualified Plans
----------------------------------------------------------------------------
   Experts
----------------------------------------------------------------------------
   Financial Statements
----------------------------------------------------------------------------


                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                 THE AIM [LIFETIME PLUS](SM) VARIABLE ANNUITIES CONTRACTS

Glenbrook Life and Annuity Company          Statement of Additional Information
                                            dated,_____,2001
Separate Account A
Post Office Box 94039
Palatine, IL 60094-4039
1(800) 776 - 6978

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

o AIM VA3 -1 o AIM VA3 -2 o AIM Va3 -3

Not all Contracts may be available in all states or through your representative. Please check with your representative for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated 2001, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contract" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                                TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments
The Contract
             Purchases of Contracts
             Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Performance Information
             Standardized Total Returns
             Non-standardized Total Returns
             Adjusted Historical Total Returns
Calculation of Accumulation Unit Values
             Net Investment Factor
Calculation of Variable Income Payments
             Calculation of Annuity Unit Values
General Matters
             Incontestability
             Settlements
             Safekeeping of the Variable Account's Assets
             Premium Taxes
             Tax Reserves
Federal Tax Matters
             Taxation of Glenbrook Life and Annuity Company
             Exceptions to the Non-Natural Owner Rule
             IRS Required Distribution at Death Rules
Qualified Plans
             Individual Retirement Annuities.
             Roth Individual Retirement Annuities
             Simplified Employee Pension Plans
             Savings Inventive Match Plans for Employees (Simple Plans) Tax Sheltered Annuities
             Corporate and Self-Employed Pension and Profit Sharing Plans State and Local Government and Tax-Exempt Organization

Deferred Compensation Plans
Experts
Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Life Financial Services, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Glenbrook. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                              $1,000(1 + T)n = ERV

where:

          T       =    average annual total return

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1, 5, or 10 year periods or shorter period

          n       =    number of years in the period

         $1000    =    hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 29, 20001999 are set out below.

The Contracts were first offered to the public on. Certain of the Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts, as well as the withdrawal charges described above. No standardized total returns are shown for the AIM V.I. Money Market Variable Sub-Account.

Contracts with the Enhanced Death Benefit, Enhanced Earnings Death Benefit and Income Benefit Riders were first offered to the public on The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts with the Enhanced Death Benefit, Enhanced Earnings Death Benefit and Income Benefit Riders as well as the withdrawal charges.

Effective May 1, 2000, the AIM V.I. Telecommunications Fund changed its name to the AIM V.I. Telecommunications and Technology Fund, and in May 1, 2001, the Fund changed its name to the AIM V.I. New Technology Fund, in each case, to reflect changes in its investment policies. Performance shown for the AIM V.I. New Technology Variable Sub-Account is based on the performance of the Fund, which reflects the investment policies of the Fund in effect during the periods shown.

(Without the Enhanced Death Benefit, the Enhanced Earnings Death Benefit or the Income Benefit Rider Options)***THESE FIGURES BELOW MAY NOT BE ACCURATE FOR THIS RIDER.THESE FIGURES ARE FOR THE AIM VA2 PRODUCT. PLEASE VERIFY***


                                                                                            10 Years or Since
Variable Sub-Account                              One Year              Five Years          Inception (if less)*

AIM V.I. Aggressive Growth                         -4.61%                 N/A                      12.07%
AIM V.I. Balanced                                 -10.93%                 N/A                       6.71%
AIM V.I. Blue Chip                                  N/A                   N/A                     -13.92%
AIM V.I. Capital Appreciation                     -17.18%               13.38%                     12.60%
AIM V.I. Capital Development                        1.58%                 N/A                       7.10%
AIM V.I. Dent Demographic Trends                    N/A                   N/A                     -23.14%
AIM V.I. Diversified Income                         6.38%                2.40%                      2.67%
AIM V.I. Global Growth and Income                   N/A                  N/A                         N/A
AIM V.I. Global Utilities                          -9.15%               13.62%                     14.17%
AIM V.I. Government Securities                      2.39%                3.41%                      3.64%
AIM V.I. Growth                                   -26.09%               14.57%                     14.10%
AIM V.I. Growth & Income                          -20.57%               15.07%                     14.77%
AIM V.I. High Yield                               -24.17%                 N/A                      -9.79%
AIM V.I. International Equity                     -31.59%                9.09%                      9.46%
AIM V.I. New  Technology                            N/A                  N/A                      -42.30%
AIM V.I. Value                                    -20.65%               13.79%                     13.16%

* The Variable Sub-Accounts commenced operations on December 4, 1995 with the exception of the AIM V.I. Aggressive Growth, Balanced, Capital Appreciation and
High Yield Sub-Accounts, which commenced operations on May 1, 1998, and the AIM
V.I. Blue Chip, Dent Demographic Trends, and New Technology Variable
Sub-Accounts, which commenced operations on January 3, 2000.

(With the Enhanced Death Benefit Rider) **** THE FIGURES BELOW MAY NOT BE ACCURATE FOR THIS RIDER.THESE FIGURES ARE FOR THE AIM VA2
PRODUCT. PLEASE VERIFY***

                                                                                             10 Years or Since
Variable Sub-Account                                   One Year        Five Years            Inception (if less)*

AIM V.I. Aggressive Growth                               -4.80%              N/A                       11.80%
AIM V.I. Balanced                                       -11.11%              N/A                        6.50%
AIM V.I. Blue Chip                                         N/A               N/A                      -14.09%
AIM V.I. Capital Appreciation                           -17.34%           13.16%                       12.37%
AIM V.I. Capital Development                              1.38%              N/A                        6.88%
AIM V.I. Dent Demographic Trends                           N/A               N/A                      -23.29%
AIM V.I. Diversified Income                              -6.57%            2.19%                        2.47%
AIM V.I. Global Growth and Income                           N/A              N/A                          N/A
AIM V.I. Global Utilities                                -9.33%           13.39%                       13.94%
AIM V.I. Government Securities                           -2.19%            3.20%                        3.43%
AIM V.I. Growth                                         -26.23%           14.34%                       13.87%
AIM V.I. Growth & Income                                -20.73%           14.84%                       14.54%
AIM V.I. High Yield                                     -24.86%              N/A                       -9.97%
AIM V.I. International Equity                           -31.73%            8.88%                        9.24%
AIM V.I. New  Technology                                    N/A              N/A                      -42.42%
AIM V.I. Value                                          -20.81%           13.57%                       12.93%

*The inception dates of the Variable Sub-Accounts appear in the footnote to the preceding table.

(With the Enhanced Earnings Death Benefit Rider)  **** THE FIGURES BELOW MAY NOT BE ACCURATE FOR THIS RIDER. THESE FIGURES ARE FOR
THE AIM VA2 PRODUCT. PLEASE VERIFY***

                                                                                          10 Years or Since
Variable Sub-Account                                   One Year        Five Years        Inception (if less)*

AIM V.I. Aggressive Growth                               -4.99%              N/A             11.58%
AIM V.I. Balanced                                       -11.29%              N/A              6.28%
AIM V.I. Blue Chip                                          N/A              N/A            -14.26%
AIM V.I. Capital Appreciation                           -17.51%           12.93%             12.15%
AIM V.I. Capital Development                              1.18%              N/A              6.67%
AIM V.I. Dent Demographic Trends                            N/A              N/A            -23.44%
AIM V.I. Diversified Income                              -6.76%            1.99%              2.26%
AIM V.I. Global Growth and Income                           N/A              N/A                N/A
AIM V.I. Global Utilities                                -9.51%           13.16%             13.71%
AIM V.I. Government Securities                            1.98%            3.00%              3.23%
AIM V.I. Growth                                         -26.38%           14.11%             13.64%
AIM V.I. Growth & Income                                -20.88%           14.61%             14.31%
AIM V.I. High Yield                                     -25.01%              N/A            -10.15%
AIM V.I. International Equity                           -31.86%            8.66%              9.02%
AIM V.I. New  Technology                                  N/A             N/A               -42.53%
AIM V.I. Value                                           20.97%           13.34%             12.71%

(With the Income Benefit Rider)  **** THE FIGURES BELOW MAY NOT BE ACCURATE FOR THIS RIDER. THESE FIGURES ARE FOR THE AIM VA2
PRODUCT. PLEASE VERIFY***

                                                                                          10 Years or Since
Variable Sub-Account                                   One Year        Five Years        Inception (if less)*

AIM V.I. Aggressive Growth                               -4.99%              N/A             11.58%
AIM V.I. Balanced                                       -11.29%              N/A              6.28%
AIM V.I. Blue Chip                                          N/A              N/A            -14.26%
AIM V.I. Capital Appreciation                           -17.51%           12.93%             12.15%
AIM V.I. Capital Development                              1.18%              N/A              6.67%
AIM V.I. Dent Demographic Trends                            N/A              N/A            -23.44%
AIM V.I. Diversified Income                              -6.76%            1.99%              2.26%
AIM V.I. Global Growth and Income                           N/A              N/A                N/A
AIM V.I. Global Utilities                                -9.51%           13.16%             13.71%
AIM V.I. Government Securities                            1.98%            3.00%              3.23%
AIM V.I. Growth                                         -26.38%           14.11%             13.64%
AIM V.I. Growth & Income                                -20.88%           14.61%             14.31%
AIM V.I. High Yield                                     -25.01%              N/A            -10.15%
AIM V.I. International Equity                           -31.86%            8.66%              9.02%
AIM V.I. New  Technology                                  N/A             N/A           -42.53%
AIM V.I. Value

*The inception dates of the Variable Sub-Accounts appear in the footnote to the preceding table.

*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year by year or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return do not reflect withdrawal charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

                  Annualized Return = (l + r) l/n -1

                  Where r = cumulative rate of return for the period shown and n = number of years in the period

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5, and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year to date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior to calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

The non standardized annualized total returns for the Variable Sub-Accounts for the period ended December 29, 2000 are set out below. The Contracts were first offered for sale as of. Certain of the Variable Sub-Accounts were available for investment prior to that date, Accordingly, the performance shown reflects the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges that apply to the Variable Sub-Accounts under the Contracts (but not the withdrawal charge or taxes). No non-standardized annualized returns are shown for the Money Market Variable Sub-Account.

Contracts with the Enhanced Death Benefit, Enhanced Earnings Death Benefit and
Income Benefit Riders were first offered to the public on The Variable
Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges that apply to the Variable Sub-Accounts under the Contracts with the Enhanced Death Benefit, Enhanced Earnings Death Benefit and
Income Benefit Riders, but not the withdrawal charge.

Effective May 1, 2000, the AIM V.I. Telecommunications Fund changed its name to the AIM V.I. Telecommunications and Technology Fund, and in May 1, 2001, the
Fund changed its name to the AIM V.I. New Technology Fund, in each case, to reflect changes in its investment policies. Performance shown for the AIM V.I.
New Technology Variable Sub-Account is based on the performance of the Fund, which reflects the investment policies of the Fund in effect during the periods shown.

(Without the Enhanced Death Benefit Rider  **** THE FIGURES BELOW MAY NOT BE ACCURATE FOR THIS RIDER. THESE FIGURES ARE FOR THE AIM
VA2 PRODUCT. PLEASE VERIFY***

                                                                                         10 Years or Since
Variable Sub-Account                                 One Year      Five Years         Inception (if less)*

AIM V.I. Aggressive Growth                              1.48%          N/A                   14.30%
AIM V.I. Balanced                                      -5.24%          N/A                    8.88%
AIM V.I. Blue Chip                                       N/A           N/A                   -8.35%
AIM V.I. Capital Appreciation                         -11.88%       14.19%                   13.22%
AIM V.I. Capital Development                            8.06%          N/A                    9.29%
AIM V.I. Dent Demographic Trends                         N/A           N/A                  -18.16%
AIM V.I. Diversified Income                            -0.40%        3.14%                    3.26%
AIM V.I. Global Growth and Income                      N/A             N/A                      N/A
AIM V.I. Global Utilities                              -3.35%       14.43%                   14.80%
AIM V.I. Government Securities                          8.93%        4.16%                    4.23%
AIM V.I. Growth                                       -21.35%       15.38%                   14.73%
AIM V.I. Growth & Income                              -15.49%       15.89%                   15.40%
AIM V.I. High Yield                                   -19.89%          N/A                   -7.93%
AIM V.I. International Equity                         -27.21%        9.87%                   10.07%
AIM V.I. New  Technology                               N/A          15.76%                  -38.55%
AIM V.I. Value                                        -15.58%       14.60%                   13.79%

*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

(With the Enhanced Earnings Death Benefit Rider) **** THE FIGURES BELOW MAY NOT BE ACCURATE FOR THIS RIDER.THESE FIGURES ARE FOR THE
AIM VA2 PRODUCT. PLEASE VERIFY***

                                                                                        10 Years or Since
Variable Sub-Account                                One Year         Five Years       Inception (if less)*

AIM V.I. Aggressive Growth                             1.28%          N/A                      14.08%
AIM V.I. Balanced                                     -5.43%          N/A                       8.67%
AIM V.I. Blue Chip                                     N/A            N/A                      -8.53%
AIM V.I. Capital Appreciation                        -12.05%       13.96%                      13.00%
AIM V.I. Capital Development                           7.85%          N/A                       9.07%
AIM V.I. Dent Demographic Trends                       N/A            N/A                     -18.32%
AIM V.I. Diversified Income                           -0.60%        2.93%                       3.05%
AIM V.I. Global Utilities                             -3.54%       14.20%                      14.57%
AIM V.I. Government Securities                         8.71%        3.95%                       4.02%
AIM V.I. Growth                                      -21.51%       15.15%                      14.50%
AIM V.I. Growth & Income                             -15.65%       15.66%                      15.17%
AIM V.I. High Yield                                  -20.05%          N/A                      -8.12%
AIM V.I. International Equity                        -27.35%        9.65%                       9.85%
AIM V.I. New Technology                               N/A           N/A                       -38.68%
AIM V.I. Value                                       -15.74%       14.37%                      13.56%

*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

(With the Income Benefit Rider) **** THE FIGURES BELOW MAY NOT BE ACCURATE FOR THIS RIDER.THESE FIGURES ARE FOR THE AIM VA2 PRODUCT.
PLEASE VERIFY***

                                                                                       10 Years or Since
Variable Sub-Account                                One Year            Five Years     Inception (if less)*

AIM V.I. Aggressive Growth                              1.08%              N/A             13.85%
AIM V.I. Balanced                                      -5.62%              N/A              8.45%
AIM V.I. Blue Chip                                     -9.54%              N/A             -8.71%
AIM V.I. Capital Appreciation                         -12.23%           13.74%             12.77%
AIM V.I. Capital Development                            7.63%              N/A              8.85%
AIM V.I. Dent Demographic Trends                      -19.12%              N/A            -18.48%
AIM V.I. Diversified Income                            -0.80%            2.73%              2.84%
AIM V.I. Global Utilities                              -3.73%           13.97%             14.34%
AIM V.I. Government Securities                         -8.49%            3.74%              3.82%
AIM V.I. Growth                                       -21.67%           14.92%             14.27%
AIM V.I. Growth & Income                              -15.82%           15.43%             14.94%
AIM V.I. High Yield                                   -20.21%              N/A             -8.30%
AIM V.I. International Equity                         -27.49%            9.44%              9.63%
AIM V.I. New  Technology                                N/A              N/A              -38.80%
AIM V.I. Value                                        -15.91%           14.14%             13.33%

*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Funds and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, the contract maintenance charge, and the appropriate withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No adjusted historical total returns are shown for the AIM V.I. Money Market Variable Sub-Account.

Effective May 1, 2000, the AIM V.I. Telecommunications Fund changed its name to the AIM V.I. Telecommunications and Technology Fund, and in May 1, 2001, the
Fund changed its name to the AIM V.I. New Technology Fund, in each case, to reflect changes in its investment policies. Performance shown for the AIM V.I.
New Technology Variable Sub-Account is based on the performance of the Fund, which reflects the investment policies of the Fund in effect during the periods shown.

(Without the Enhanced Death Benefit Rider) **** THE FIGURES BELOW MAY NOT BE ACCURATE FOR THIS RIDER. THESE FIGURES ARE FOR THE AIM
VA2 PRODUCT. PLEASE VERIFY***

                                                                                            10 Years or Since
Variable Sub-Account                               One Year           Five Years         Inception of Fund (if less)*

AIM V.I. Aggressive Growth                           -4.61%                  N/A                    12.02%
AIM V.I. Balanced                                   -10.93%                  N/A                     6.71%
AIM V.I. Blue Chip                                     N/A                   N/A                   -14.62
AIM V.I. Capital Appreciation                       -17.18%               13.38%                    16.06%
AIM V.I. Capital Development                          1.58%                  N/A                     7.10%
AIM V.I. Dent Demographic Trends****                  N/A                    N/A                   -23.64%
AIM V.I. Diversified Income                          -6.38%                2.40%                     4.03%
AIM V.I. Global Utilities                            -9.15%               13.62%                    13.79%
AIM V.I. Government Securities                        2.39%                3.41%                     4.16%
AIM V.I. Growth                                     -26.09%               14.57%                    14.83%
AIM V.I. Growth & Income**                          -20.57%               15.07%                    16.35%
AIM V.I. High Yield                                 -24.71%                  N/A                    -9.79%
AIM V.I. International Equity                       -31.59%                9.09%                    10.37%
AIM V.I. New Technology***                            N/A                  N/A                      16.06%
AIM V.I. Value                                      -20.65%               13.79%                    16.02%

* The inception dates of the Funds corresponding to the Variable Sub-Accounts are as follows:

          AIM V.I. Aggressive Growth Fund                    May 1, 1998
          AIM V.I. Balanced Fund                             May 1, 1998
          AIM V.I. Blue Chip                                 December 29, 1999
          AIM V.I. Capital Appreciation Fund                 May 5, 1993
          AIM V.I. Capital Development Fund                  May 1, 1998
          AIM V.I. Dent Demographics                         December 29, 1999
          AIM V.I. Diversified Income Fund                   May 5, 1993
          AIM V.I. Global Utilities Fund                     May 2, 1994
          AIM V.I. Government Securities Fund                May 5, 1993
          AIM V.I. Growth Fund                               May 5, 1993
          AIM V.I. Growth & Income Fund                      May 2, 1994
          AIM V.I. High Yield Fund                           May 1, 1998
          AIM V.I. International Equity Fund                 May 5, 1993
          AIM V.I. New Technology Fund                       October 18, 1993
          AIM V.I. Value Fund                                May 5, 1993

(With the Enhanced Earnings Death Benefit Rider)* **** THE FIGURES BELOW MAY NOT BE ACCURATE FOR THIS RIDER. THESE FIGURES ARE FOR
THE AIM VA2 PRODUCT. PLEASE VERIFY***

                                                                                  10 Years or
Variable Sub-Account                          One Year       Five Years          Since Inception of Fund (if less)

AIM V.I. Aggressive Growth                      -4.80%            N/A               11.80%
AIM V.I. Balanced                              -11.11%            N/A                6.50%
AIM V.I. Blue Chip                                N/A             N/A              -14.79%
AIM V.I. Capital Appreciation                  -17.34%         13.16%               15.83%
AIM V.I. Capital Development                     1.38%            N/A                6.88%
AIM V.I. Dent Demographic Trends                  N/A             N/A              -23.79%
AIM V.I. Diversified Income                     -6.57%           2.19%               3.82%
AIM V.I. Global Utilities                       -9.33%          13.39%              13.56%
AIM V.I. Government Securities                   2.19%           3.20%               3.95%
AIM V.I. Growth                                -26.23%          14.34%              14.60%
AIM V.I. Growth & Income                       -20.73%          14.84%              16.11%
AIM V.I. High Yield                            -24.86%            N/A               -9.97%
AIM V.I. International Equity                  -31.73%           8.88%              10.14%
AIM V.I. New  Technology                          N/A            N/A                15.83%
AIM V.I. Value                                 -20.81%          13.57%              15.79%

* The inception dates for the Funds appear in the footnote to the preceding table.

(With the Income Benefit Rider ()* **** THE FIGURES BELOW MAY NOT BE ACCURATE FOR THIS RIDER. THESE FIGURES ARE FOR THE AIM VA2
PRODUCT. PLEASE VERIFY***

                                                                                   10 Years or
Variable Sub-Account                           One Year      Five Years         Since Inception (if less)

AIM V.I. Aggressive Growth                     -4.99%             N/A               11.58%
AIM V.I. Balanced                              11.29%             N/A                6.28%
AIM V.I. Blue Chip                                N/A             N/A              -14.96%
AIM V.I. Capital Appreciation                 -17.51%          12.93%               15.60%
AIM V.I. Capital Development                    1.18%             N/A                6.67%
AIM V.I. Dent Demographic Trends                 N/A              N/A              -23.95%
AIM V.I. Diversified Income                    -6.76%           1.99%                3.62%
AIM V.I. Global Utilities                      -9.51%          13.16%               13.33%
AIM V.I. Government Securities                  1.98%           3.00%                3.75%
AIM V.I. Growth                               -26.38%          14.11%               14.37%
AIM V.I. Growth & Income                      -20.88%          14.61%               15.88%
AIM V.I. High Yield                           -25.01%             N/A              -10.15%
AIM V.I. International Equity                 -31.86%           8.66%                9.92%
AIM V.I. New Technology                         N/A              N/A                15.60%
AIM V.I. Value                                -20.97%          13.34%               15.56%

* The inception dates for the Funds appear in the footnote to the first table under "Adjusted Historical Total Returns."

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

          (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

..    multiplying the Annuity Unit Value at the end of the immediately preceding
     Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

..    dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require that your Contract be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF GLENBROOK LIFE AND ANNUITY COMPANY

Glenbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Glenbrook, and its operations form a part of Glenbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Glenbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Glenbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook does not intend to make provisions for any such taxes. If Glenbrook is taxed on investment income or capital gains of the Variable Account, then Glenbrook may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuites held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the

Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION
PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

The financial statements and related financial statement schedules of Glenbrook Life and Annuity Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2000 and for the periods in the two years then ended, the financial statements and related financial statement schedule of Glenbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 1999 and the accompanying Independent Auditors' Report appear in the pages that follow. The financial statements of Glenbrook included herein should be considered only as bearing upon the ability of Glenbrook to meet its obligations under the Contacts.

                          Financial Statements

                               INDEX


                                                                            PAGE

Independent Auditors' Report................................................F-1

Financial Statements:


       Statements of Operations and Comprehensive Income for the Years Ended
          December 31, 2000, 1999 and 1998..................................F-2

       Statements of Financial Position
          December 31, 2000 and 1999........................................F-3

       Statements of Shareholder's Equity for the Years Ended
          December 31, 2000, 1999 and 1998..................................F-4

       Statements of Cash Flows for the Years Ended
          December 31, 2000, 1999 and 1998..................................F-5

       Notes to Financial Statements........................................F-6

       Schedule IV - Reinsurance for the Years Ended
          December 31, 2000, 1999 and 1998..................................F-17

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of
Glenbrook Life and Annuity Company:
--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2001

                       GLENBROOK LIFE AND ANNUITY COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
REVENUES
  Net investment income.....................................  $10,808    $ 6,579     $6,231
  Realized capital gains and losses.........................      419        312         (5)
                                                              -------    -------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............   11,227      6,891      6,226
INCOME TAX EXPENSE..........................................    3,925      2,382      2,182
                                                              -------    -------     ------
NET INCOME..................................................    7,302      4,509      4,044
                                                              -------    -------     ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    3,603     (5,286)     1,315
                                                              -------    -------     ------
COMPREHENSIVE INCOME (LOSS).................................  $10,905    $  (777)    $5,359
                                                              =======    =======     ======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                  2000           1999
                                                              ------------   ------------
                                                              ($ IN THOUSANDS, EXCEPT PAR
                                                                      VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $139,819 and $94,173)....................................   $  144,127     $   92,937
  Short-term................................................        3,085         53,063
                                                               ----------     ----------
  Total investments.........................................      147,212        146,000
Cash........................................................       13,500              9
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................    4,702,940      4,144,165
Deferred income taxes.......................................           --            293
Other assets................................................        3,391          2,706
Separate Accounts...........................................    1,740,328      1,541,756
                                                               ----------     ----------
      TOTAL ASSETS..........................................   $6,607,371     $5,834,929
                                                               ==========     ==========
LIABILITIES
Reserve for life-contingent contract benefits...............   $    6,094     $      800
Contractholder funds........................................    4,696,846      4,143,365
Current income taxes payable................................        3,729          2,360
Deferred income taxes.......................................        1,842             --
Payable to affiliates, net..................................        5,101          4,122
Separate Accounts...........................................    1,740,328      1,541,756
                                                               ----------     ----------
      TOTAL LIABILITIES.....................................    6,453,940      5,692,403
                                                               ----------     ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 7)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 shares authorized,
  5,000 shares issued and outstanding.......................        2,500          2,500
Additional capital paid-in..................................      119,241        119,241
Retained income.............................................       28,890         21,588
Accumulated other comprehensive income (loss):
  Unrealized net capital gains (losses).....................        2,800           (803)
                                                               ----------     ----------
      Total accumulated other comprehensive income (loss)...        2,800           (803)
                                                               ----------     ----------
      TOTAL SHAREHOLDER'S EQUITY............................      153,431        142,526
                                                               ----------     ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $6,607,371     $5,834,929
                                                               ==========     ==========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
COMMON STOCK
Balance, beginning of year..................................  $  2,500   $  2,100   $ 2,100
Issuance of new shares of stock.............................        --        400        --
                                                              --------   --------   -------
Balance, end of year........................................     2,500      2,500     2,100
                                                              --------   --------   -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................  $119,241   $ 69,641   $69,641
Capital contribution........................................        --     49,600        --
                                                              --------   --------   -------
Balance, end of year........................................   119,241    119,241    69,641
                                                              --------   --------   -------
RETAINED INCOME
Balance, beginning of year..................................  $ 21,588   $ 17,079   $13,035
Net income..................................................     7,302      4,509     4,044
                                                              --------   --------   -------
Balance, end of year........................................    28,890     21,588    17,079
                                                              --------   --------   -------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................  $   (803)  $  4,483   $ 3,168
Change in unrealized net capital gains and losses...........     3,603     (5,286)    1,315
                                                              --------   --------   -------
Balance, end of year........................................     2,800       (803)    4,483
                                                              --------   --------   -------
    Total shareholder's equity..............................  $153,431   $142,526   $93,303
                                                              ========   ========   =======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  7,302   $  4,509   $  4,044
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................      (468)       (65)       (24)
    Realized capital gains and losses.......................      (419)      (312)         5
    Changes in:
      Income taxes payable..................................     1,563        235      1,590
      Other operating assets and liabilities................       254        264        915
                                                              --------   --------   --------
    Net cash provided by operating activities...............     8,232      4,631      6,530
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    20,682      9,049      1,966
  Investment collections....................................     3,163      4,945      7,123
  Investment purchases......................................   (68,967)   (20,328)   (15,250)
Change in short-term investments, net.......................    50,381    (48,288)      (369)
                                                              --------   --------   --------
    Net cash provided by (used in) investing activities.....     5,259    (54,622)    (6,530)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock......................        --        400         --
Capital contribution........................................        --     49,600         --
                                                              --------   --------   --------
    Net cash provided by financing activities...............        --     50,000         --
                                                              --------   --------   --------
NET INCREASE IN CASH........................................    13,491          9         --
CASH AT BEGINNING OF YEAR...................................         9         --         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $ 13,500   $      9   $     --
                                                              ========   ========   ========

                       See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS
($ IN THOUSANDS)
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

NATURE OF OPERATIONS
The Company markets investment and life insurance products through banks and securities firms. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, indexed and variable annuities. Life insurance consists of interest-sensitive life and variable life insurance. In 2000, substantially all of the Company's statutory premiums and deposits were from annuities.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured with ALIC (see
Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products, that are used to address a customer's estate planning needs, may be impacted to the extent any legislative changes occur to the current estate tax laws.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by: (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control or other factors of these non-affiliated entities with which the Company has alliances could negatively impact the Company's sales.

The Company is authorized to sell investment and life products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company were California, Pennsylvania, Florida, New Jersey, Illinois, Texas and Michigan for the year ended December 31, 2000. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded to ALIC under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in Realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (see Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities, indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

Variable annuity and variable life contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuities and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As described earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to certain variable annuity contract guarantees, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of contracts that include an investment component, including interest-sensitive life policies and certain other investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in
Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements.

                                   Year Ended December 31,
                                  2000       1999       1998
                                --------   --------   --------
Contract charges                $ 37,965   $ 27,175   $ 19,009
Credited interest, policy
 benefits, and certain
 expenses                        331,220    253,945    218,008

BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $48,553, $26,555 and $15,949 in 2000, 1999 and 1998, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.  INVESTMENTS
FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                           Gross
                                        Unrealized
                        Amortized   -------------------     Fair
 At December 31, 2000     Cost       Gains      Losses     Value
----------------------  ---------   --------   --------   --------
U.S. government and
  agencies              $ 13,210     $2,376    $    --    $ 15,586
Municipal                  1,656         24        (38)      1,642
Corporate                 82,269      2,092     (1,167)     83,194
Mortgage-backed
  securities              42,684      1,081        (60)     43,705
                        --------     ------    -------    --------
  Total fixed income
   securities           $139,819     $5,573    $(1,265)   $144,127
                        ========     ======    =======    ========
At December 31, 1999
U.S. government and
  agencies              $ 24,274     $1,260    $    --    $ 25,534
Municipal                  1,656         --       (112)      1,544
Corporate                 49,255          9     (2,022)     47,242
Mortgage-backed
  securities              18,988         96       (467)     18,617
                        --------     ------    -------    --------
  Total fixed income
   securities           $ 94,173     $1,365    $(2,601)   $ 92,937
                        ========     ======    =======    ========

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                          Amortized     Fair
                                            Cost       Value
                                          ---------   --------
Due after one year through five years     $ 41,889    $ 42,368
Due after five years through ten years      43,676      44,318
Due after ten years                         11,570      13,736
                                          --------    --------
                                            97,135     100,422
Mortgage-backed securities                  42,684      43,705
                                          --------    --------
  Total                                   $139,819    $144,127
                                          ========    ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

      Year Ended December 31,          2000       1999       1998
      -----------------------        --------   --------   --------
Fixed income securities              $10,317     $6,458     $6,151
Short-term investments                   587        230        183
                                     -------     ------     ------
  Investment income, before expense   10,904      6,688      6,334
  Investment expense                      96        109        103
                                     -------     ------     ------
  Net investment income              $10,808     $6,579     $6,231
                                     =======     ======     ======

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

        Year Ended December 31,             2000       1999       1998
        -----------------------           --------   --------   --------
Fixed income securities                    $ 419      $ 312       $(5)
                                           -----      -----       ---
  Realized capital gains and losses          419        312        (5)
  Income taxes                              (147)      (109)        2
                                           -----      -----       ---
  Realized capital gains and losses,
   after tax                               $ 272      $ 203       $(3)
                                           =====      =====       ===

Excluding calls and prepayments, gross gains of $807 and $370 were realized on sales of fixed income securities during 2000 and 1999, and gross losses of $388, $58 and $5 were realized on sales of fixed income securities during 2000, 1999 and 1998, respectively. There were no gross gains realized on sales of fixed income securities during 1998.

UNREALIZED NET CAPITAL GAINS
Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                     Gross
                                                  Unrealized
                       Amortized     Fair     -------------------   Unrealized
                         Cost       Value      Gains      Losses    Net Gains
                       ---------   --------   --------   --------   ----------
Fixed income
 securities            $139,819    $144,127    $5,573    $(1,265)    $ 4,308
                       ========    ========    ======    =======
Deferred income taxes                                                 (1,508)
                                                                     -------
Unrealized net
 capital gains                                                       $ 2,800
                                                                     =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      Year Ended December 31,          2000       1999       1998
      -----------------------        --------   --------   --------
Fixed income securities              $ 5,544    $(8,134)    $2,024
Deferred income taxes                 (1,941)     2,848       (709)
                                     -------    -------     ------
Increase (decrease) in unrealized
 net capital gains (losses)          $ 3,603    $(5,286)    $1,315
                                     =======    =======     ======

SECURITIES ON DEPOSIT
At December 31, 2000, fixed income securities with a carrying value of $11,044 were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Fixed income
 securities            $  144,127   $  144,127   $   92,937   $   92,937
Short-term
 investments                3,085        3,085       53,063       53,063
Separate Accounts       1,740,328    1,740,328    1,541,756    1,541,756

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $4,694,695   $4,467,866   $4,156,964   $3,924,117
Separate Accounts       1,740,328    1,740,328    1,541,756    1,541,756

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS Reserves for life-contingent contract benefits represent death-benefit guarantees which exist on variable annuity products. The reserves are calculated assuming the expected payout in any year approximates the average payout over time.

At December 31, Contractholder funds consists of the following:


                                           2000         1999
                                        ----------   ----------
Interest-sensitive life                 $   27,997   $    9,503
Fixed annuities:
  Immediate annuities                       20,577       17,856
  Deferred annuities                     4,648,272    4,116,006
                                        ----------   ----------
  Total Contractholder funds            $4,696,846   $4,143,365
                                        ==========   ==========


Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.2% to 7.1% for interest-sensitive life contracts; 3.5% to 7.3% for immediate annuities and 0.0% to 12.0% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 2% of deferred annuities are subject to a market value adjustment.

7.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

In the normal course of its business, the Company is involved in pending or threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

8.  INCOME TAXES
For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and , with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustment that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                 2000       1999
                                               --------   --------
Deferred assets
Unrealized net capital losses                  $    --     $ 433
                                               -------     -----
  Total deferred assets                             --       433

Deferred liabilities
Unrealized net capital gains                    (1,508)       --
Difference in tax bases of investments            (334)     (140)
                                               -------     -----
  Total deferred liabilities                    (1,842)     (140)
                                               -------     -----
  Net deferred (liability) asset               $(1,842)    $ 293
                                               =======     =====

Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized based on the assumptions that certain levels of income will be achieved.

The components of income tax expense for the year ended December 31, are as follows:

                                        2000       1999       1998
                                      --------   --------   --------
Current                                $3,730     $2,326     $2,164
Deferred                                  195         56         18
                                       ------     ------     ------
  Total income tax expense             $3,925     $2,382     $2,182
                                       ======     ======     ======

The Company paid income taxes of $2,361, $2,148 and $592 in 2000, 1999 and 1998, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2000       1999       1998
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Other                                     --       (0.4)        --
                                        ----       ----       ----
Effective income tax rate               35.0%      34.6%      35.0%
                                        ====       ====       ====

9.  STATUTORY FINANCIAL INFORMATION
The Company's statutory capital and surplus was $147,081 and $141,362 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $6,597, $4,179 and $4,698 for the years ended December 31, 2000, 1999 and 1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, Arizona, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements will not have a material impact on the statutory surplus of the Company. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved by the NAIC.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the Arizona Department of Insurance is $6,597.

RISK-BASED CAPITAL

The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The standard is based on a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above levels that would require regulatory action.

10.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                              1999                              1998
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
                              --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
Unrealized capital gains and
  losses:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                   $5,752    $(2,014)    $3,738     $(7,822)    $2,739     $(5,083)    $2,019     $(707)     $1,312
Less: reclassification
  adjustments                     208        (73)       135         312       (109)        203         (5)        2          (3)
                               ------    -------     ------     -------     ------     -------     ------     -----      ------
Unrealized net capital gains
  (losses)                      5,544     (1,941)     3,603      (8,134)     2,848      (5,286)     2,024      (709)      1,315
                               ------    -------     ------     -------     ------     -------     ------     -----      ------
Other comprehensive income
  (loss)                       $5,544    $(1,941)    $3,603     $(8,134)    $2,848     $(5,286)    $2,024     $(709)     $1,315
                               ======    =======     ======     =======     ======     =======     ======     =====      ======

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $65,852    $65,852    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $37,965    $37,965    $    --
                                                              =======    =======    =======

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $23,586    $23,586    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $27,175    $27,175    $    --
                                                              =======    =======    =======

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1998
Life insurance in force.....................................  $12,056    $12,056    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $19,009    $19,009    $    --
                                                              =======    =======    =======

                                    --------------------------------------------
                                    GLENBROOK LIFE AND
                                    ANNUITY COMPANY
                                    SEPARATE ACCOUNT A

                                    FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
                                    AND FOR THE PERIODS ENDED DECEMBER 31, 2000
                                    AND DECEMBER 31, 1999, AND INDEPENDENT
                                    AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statement of net assets of Glenbrook Life and Annuity Company Separate Account A (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), and the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Glenbrook Life and Annuity Company Separate Account A as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), and the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
December 31, 2000
--------------------------------------------------------------------------------------------------------------
      ASSETS
      Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds.:
           AIM V.I. Aggressive Growth,  3,410,030 shares (cost $50,332,238)                    $    49,854,631
           AIM V.I. Balanced,  4,988,119 shares (cost $61,099,545)                                  62,201,840
           Aim V.I. Blue Chip,  2,302,862 shares (cost $23,294,168)                                 21,140,271
           AIM V.I. Capital Appreciation,  6,517,359 shares (cost $167,749,011)                    200,995,235
           AIM V.I. Capital Development,  1,184,627 shares (cost $13,789,900)                       15,388,300
           AIM V.I. Dent Demographics,  2,466,035 shares (cost $25,087,919)                         20,246,147
           AIM V.I. Diversified Income,  3,038,832 shares (cost $32,153,716)                        28,808,126
           AIM V.I. Global Utilities,  1,140,801 shares (cost $21,904,379)                          24,139,350
           AIM V.I. Government Securities,  2,133,233 shares (cost $23,313,643)                     23,806,878
           AIM V.I. Growth,  7,391,204 shares (cost $189,210,086)                                  183,449,664
           AIM V.I. Growth and Income,  8,862,572 shares (cost $206,248,112)                       232,110,692
           AIM V.I. High Yield,  2,034,811 shares (cost $17,557,205)                                12,941,395
           AIM V.I. International Equity,  3,840,617 shares (cost $76,690,605)                      77,273,119
           AIM V.I. Money Market,  31,731,143 shares (cost $31,731,143)                             31,731,143
           AIM V.I. Telecommunications,  861,990 shares (cost $26,367,162)                          15,972,681
           AIM V.I. Value,  10,759,420 shares (cost $280,657,940)                                  293,839,638
                                                                                              ----------------

               Total Assets                                                                      1,293,899,110

      LIABILITIES
      Payable to Glenbrook Life and Annuity Company:
           Accrued contract maintenance charges                                                        225,380
                                                                                              ----------------

               Net Assets                                                                     $  1,293,673,730
                                                                                              ================




      See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------



                                                                  AIM Variable Insurance Funds Sub-Accounts
                                                           -------------------------------------------------------

                                                              AIM V.I.
                                                             Aggressive           AIM V.I.           AIM V.I.
                                                               Growth             Balanced          Blue Chip
                                                          ----------------     --------------    ---------------

      NET INVESTMENT INCOME (LOSS)
      Dividends                                            $            -       $    112,227       $      3,836
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                            (442,736)          (618,769)           (99,946)
           Administrative expense                                 (36,346)           (51,222)            (8,080)
                                                           --------------       ------------       ------------

               Net investment income (loss)                      (479,082)          (557,764)          (104,190)
                                                           --------------       ------------       ------------


NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                  6,025,695          4,639,980          1,268,891
           Cost of investments sold                             5,020,614          4,217,352          1,296,041
                                                           --------------       ------------       ------------

               Net realized gains (losses)                      1,005,081            422,628            (27,150)

      Change in unrealized gains (losses)                      (5,007,126)        (3,504,243)        (2,153,898)
                                                           --------------       ------------       ------------

               Net realized and unrealized gains
                    (losses) on investments                    (4,002,045)        (3,081,615)        (2,181,048)
                                                           --------------       ------------       ------------


      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                      $   (4,481,127)      $ (3,639,379)      $ (2,285,238)
                                                           ==============       ============       ============


                                                          AIM Variable Insurance Funds Sub-Accounts
                                                          -----------------------------------------


                                                           AIM V.I. Capital   AIM V.I. Capital
                                                             Appreciation       Development
                                                          -----------------   ----------------

      NET INVESTMENT INCOME (LOSS)
      Dividends                                           $      5,647,643    $        -
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                           (2,902,090)     (128,022)
           Administrative expense                                 (222,866)      (10,458)
                                                          ----------------    ----------

               Net investment income (loss)                      2,522,687      (138,480)
                                                          ----------------    ----------


NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                  30,640,435     2,353,591
           Cost of investments sold                             18,384,513     1,945,668
                                                          ----------------    ----------

               Net realized gains (losses)                      12,255,922       407,923

      Change in unrealized gains (losses)                      (43,817,902)       19,799
                                                          ----------------    ----------

               Net realized and unrealized gains
                    (losses) on investments                    (31,561,980)      427,722
                                                          ----------------    ----------


      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                     $    (29,039,293)   $  289,242
                                                          ================    ==========




      See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------



                                                                      AIM Variable Insurance Funds Sub-Accounts
                                                          ------------------------------------------------------

                                                                                AIM V.I.
                                                          AIM V.I. Dent        Diversified     AIM V.I. Global
                                                           Demographics          Income          Utilities
                                                          --------------     --------------    --------------


      NET INVESTMENT INCOME (LOSS)
      Dividends                                           $         237      $   1,837,806     $   1,196,741
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                          (154,598)          (369,436)         (274,954)
           Administrative expense                               (12,458)           (28,577)          (21,467)
                                                          -------------      -------------     -------------

               Net investment income (loss)                    (166,819)         1,439,793           900,320
                                                          -------------      -------------     -------------


      NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                1,022,533          6,842,747         2,968,034
           Cost of investments sold                           1,060,416          7,361,392         2,092,157
                                                          -------------      -------------     -------------

               Net realized gains (losses)                      (37,883)          (518,645)          875,877

      Change in unrealized gains (losses)                    (4,841,772)        (1,109,576)       (2,963,415)
                                                          -------------      -------------     -------------

               Net realized and unrealized gains
                    (losses) on investments                  (4,879,655)        (1,628,221)       (2,087,538)
                                                          -------------      -------------     -------------


      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                     $  (5,046,474)     $    (188,428)    $  (1,187,218)
                                                          =============      =============     =============

                                                           AIM Variable Insurance Funds Sub-Accounts
                                                          -------------------------------------------

                                                              AIM V.I.
                                                             Government
                                                             Securities         AIM V.I. Growth
                                                          --------------        ----------------


      NET INVESTMENT INCOME (LOSS)
      Dividends                                           $   1,090,630          $    6,165,067
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                          (252,101)             (2,606,245)
           Administrative expense                               (20,519)               (204,129)
                                                          -------------          --------------

               Net investment income (loss)                     818,010               3,354,693
                                                          -------------          --------------


      NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                4,668,844              21,821,530
           Cost of investments sold                           4,635,015              14,530,037
                                                          -------------         ---------------

               Net realized gains (losses)                       33,829               7,291,493

      Change in unrealized gains (losses)                       942,145             (61,391,856)
                                                          -------------         ---------------

               Net realized and unrealized gains
                    (losses) on investments                     975,974             (54,100,363)
                                                          -------------         ---------------


      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                     $   1,793,984         $   (50,745,670)
                                                          =============         ===============




      See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------




                                                                    AIM Variable Insurance Funds Sub-Accounts
                                                          ------------------------------------------------------------------

                                                                                                              AIM V.I.
                                                           AIM V.I. Growth             AIM V.I.            International
                                                              and Income              High Yield               Equity
                                                          -------------------     -------------------    -------------------


      NET INVESTMENT INCOME (LOSS)
      Dividends                                           $        7,595,088      $        1,624,848     $        5,226,886
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                             (3,199,668)               (162,600)            (1,136,044)
           Administrative expense                                   (249,215)                (13,668)               (86,908)
                                                          ------------------      ------------------     ------------------

               Net investment income (loss)                        4,146,205               1,448,580              4,003,934
                                                          ------------------      ------------------     ------------------


      NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                    27,957,380               3,940,840             14,462,000
           Cost of investments sold                               17,699,393               4,243,890             11,465,147
                                                         -------------------      ------------------     ------------------

               Net realized gains (losses)                        10,257,987                (303,050)             2,996,853

      Change in unrealized gains (losses)                        (57,394,984)             (4,256,519)           (34,551,999)
                                                          ------------------      ------------------     ------------------

               Net realized and unrealized gains
                    (losses) on investments                      (47,136,997)             (4,559,569)           (31,555,146)
                                                          ------------------      ------------------     ------------------


      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                     $      (42,990,792)     $       (3,110,989)    $      (27,551,212)
                                                          ==================      ==================     ==================

                                                          AIM Variable Insurance Funds Sub-Accounts
                                                          -------------------------------------------


                                                            AIM V.I. Money          AIM V.I. Tele-
                                                                Market              communications
                                                          -------------------     -------------------


      NET INVESTMENT INCOME (LOSS)
      Dividends                                           $        1,480,533     $        2,081,429
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                               (335,625)              (142,634)
           Administrative expense                                    (25,886)               (11,313)
                                                          ------------------     ------------------

               Net investment income (loss)                        1,119,022              1,927,482
                                                          ------------------     ------------------


      NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                    57,474,909              1,973,882
           Cost of investments sold                               57,474,909              2,358,698
                                                          ------------------     ------------------

               Net realized gains (losses)                                 -               (384,816)

      Change in unrealized gains (losses)                                  -            (10,394,481)
                                                          ------------------     ------------------

               Net realized and unrealized gains
                    (losses) on investments                                -            (10,779,297)
                                                          ------------------     ------------------


      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                     $        1,119,022     $       (8,851,815)
                                                          ==================     ==================




      See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------------


                                                                           AIM Variable
                                                                          Insurance Funds
                                                                           Sub-Accounts
                                                                        -------------------



                                                                          AIM V.I. Value
                                                                        -------------------


      NET INVESTMENT INCOME (LOSS)
      Dividends                                                         $       13,313,894
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                                           (3,977,924)
           Administrative expense                                                 (311,036)
                                                                        ------------------

               Net investment income (loss)                                      9,024,934
                                                                       -------------------


      NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                                  36,159,254
           Cost of investments sold                                             24,119,005
                                                                        ------------------

               Net realized gains (losses)                                      12,040,249

      Change in unrealized gains (losses)                                      (75,064,808)
                                                                        ------------------

               Net realized and unrealized gains
                    (losses) on investments                                    (63,024,559)
                                                                        ------------------

      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                                   $      (53,999,625)
                                                                        ==================




      See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------



                                           AIM Variable Insurance Funds Sub-Accounts
                                           ------------------------------------------


                                                AIM V.I. Aggressive Growth
                                          -----------------------------------


                                               2000          1999
                                          -------------  -------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)         $   (479,082)  $   (106,248)
     Net realized gains (losses)             1,005,081        215,948
     Change in unrealized gains (losses)    (5,007,126)     4,209,609
                                          ------------   ------------
     Increase (decrease) in net assets
         from operations                    (4,481,127)     4,319,309
                                          ------------   ------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                               23,887,585      8,035,288
     Benefit Payments                         (444,035)        (8,753)
     Payments on termination                (1,904,078)      (317,202)
     Contract maintenance charge               (12,034)        (4,663)
     Transfers among the sub-accounts
         and with the Fixed Account - net   15,682,307      1,685,558
                                          ------------   ------------

     Increase (decrease) in net assets
         from capital transactions          37,209,745      9,390,228
                                          ------------   ------------

     INCREASE (DECREASE) IN NET ASSETS      32,728,618     13,709,537

     NET ASSETS AT BEGINNING OF PERIOD      17,117,329      3,407,792
                                          ------------   ------------

     NET ASSETS AT END OF PERIOD          $ 49,845,947   $ 17,117,329
                                          ============   ============

                                            AIM Variable Insurance Funds Sub-Accounts
                                           -------------------------------------------

                                                                             AIM V.I.
                                                 AIM V.I. Balanced          Blue Chip
                                           -----------------------------  -------------


                                               2000             1999           2000
                                           -------------   -------------  -------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $   (557,764)   $    356,893   $   (104,190)
     Net realized gains (losses)                422,628         139,346        (27,150)
     Change in unrealized gains (losses)     (3,504,243)      4,020,500     (2,153,898)
                                           ------------    ------------   ------------
     Increase (decrease) in net assets
         from operations                     (3,639,379)      4,516,739     (2,285,238)
                                           ------------    ------------   ------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                17,479,455      15,618,535     17,090,470
     Benefit Payments                        (1,284,092)       (309,234)       (63,554)
     Payments on termination                 (2,638,007)       (989,411)      (209,550)
     Contract maintenance charge                (13,078)         (8,851)        (3,850)
     Transfers among the sub-accounts
         and with the Fixed Account - net    15,512,830      10,092,477      6,608,311
                                           ------------    ------------   ------------

     Increase (decrease) in net assets
         from capital transactions           29,057,108      24,403,516     23,421,827
                                           ------------    ------------   ------------

     INCREASE (DECREASE) IN NET ASSETS       25,417,729      28,920,255     21,136,589

     NET ASSETS AT BEGINNING OF PERIOD       36,773,276       7,853,021              -
                                           ------------    ------------   ------------

     NET ASSETS AT END OF PERIOD           $ 62,191,005    $ 36,773,276   $ 21,136,589
                                           ============    ============   ============




     See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------



                                            AIM Variable Insurance Funds Sub-Accounts
                                           ------------------------------------------


                                                 AIM V.I. Capital Appreciation
                                           ------------------------------------------


                                                  2000                  1999
                                           --------------------  --------------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $         2,522,687   $         2,129,286
     Net realized gains (losses)                    12,255,922             5,617,026
     Change in unrealized gains (losses)           (43,817,902)           51,595,684
                                           -------------------   -------------------

     Increase (decrease) in net assets
         from operations                           (29,039,293)           59,341,996
                                           -------------------   -------------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                       36,594,049            21,442,704
     Benefit Payments                               (3,492,646)           (1,408,893)
     Payments on termination                       (20,543,211)          (11,709,901)
     Contract maintenance charge                       (49,039)              (57,450)
     Transfers among the sub-accounts
         and with the Fixed Account - net           16,861,236            (4,128,252)
                                           -------------------   -------------------

     Increase (decrease) in net assets
         from capital transactions                  29,370,389             4,138,208
                                           -------------------   -------------------

     INCREASE (DECREASE) IN NET ASSETS                 331,096            63,480,204

     NET ASSETS AT BEGINNING OF PERIOD             200,629,128           137,148,924
                                           -------------------   -------------------

     NET ASSETS AT END OF PERIOD           $       200,960,224   $       200,629,128
                                           ===================   ===================


                                           AIM Variable Insurance Funds Sub-Accounts
                                           --------------------------------------------

                                                                          AIM V.I. Dent
                                           AIM V.I. Capital Development   Demographics
                                           -----------------------------  -------------


                                               2000           1999           2000
                                           -------------   -------------  -------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $   (138,480)   $    (49,630)  $   (166,819)
     Net realized gains (losses)                407,923          76,773        (37,883)
     Change in unrealized gains (losses)         19,799       1,390,044     (4,841,772)
                                           ------------    ------------   ------------

     Increase (decrease) in net assets
         from operations                        289,242       1,417,187     (5,046,474)
                                           ------------    ------------   ------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                 5,624,402       1,757,832     15,855,876
     Benefit Payments                           (66,114)       (129,146)       (42,696)
     Payments on termination                   (358,311)       (145,588)      (326,089)
     Contract maintenance charge                 (3,416)         (1,505)        (4,446)
     Transfers among the sub-accounts
         and with the Fixed Account - net     3,431,290       1,322,815      9,806,449
                                           ------------    ------------   ------------

     Increase (decrease) in net assets
         from capital transactions            8,627,851       2,804,408     25,289,094
                                           ------------    ------------   ------------

     INCREASE (DECREASE) IN NET ASSETS        8,917,093       4,221,595     20,242,620

     NET ASSETS AT BEGINNING OF PERIOD        6,468,527       2,246,932              -
                                           ------------    ------------   ------------

     NET ASSETS AT END OF PERIOD           $ 15,385,620    $  6,468,527   $ 20,242,620
                                           ============    ============   ============




     See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------






                                                        AIM Variable Insurance Funds Sub-Accounts
                                           ----------------------------------------------------------------


                                            AIM V.I. Diversified Income       AIM V.I. Global Utilities
                                           ------------------------------   -------------------------------


                                               2000            1999              2000            1999
                                           --------------  --------------   --------------   --------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $   1,439,793   $   1,423,459    $     900,320    $      89,706
     Net realized gains (losses)                (518,645)        (91,824)         875,877          333,302
     Change in unrealized gains (losses)      (1,109,576)     (2,286,057)      (2,963,415)       3,515,858
                                           -------------   -------------    -------------    -------------

     Increase (decrease) in net assets
          from operations                       (188,428)       (954,422)      (1,187,218)       3,938,866
                                           -------------   -------------    -------------    -------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                  2,553,274       3,792,814        5,931,849        2,236,252
     Benefit Payments                           (656,668)       (675,319)        (515,443)        (100,968)
     Payments on termination                  (3,315,480)     (2,196,034)      (1,034,003)        (625,850)
     Contract maintenance charge                  (4,177)         (6,368)          (5,460)         (12,516)
     Transfers among the sub-accounts
         and with the Fixed Account - net      1,214,862         584,051        3,750,407        1,244,957
                                           -------------   -------------    -------------    -------------

     Increase (decrease) in net assets
         from capital transactions              (208,189)      1,499,144        8,127,350        2,741,875
                                           -------------   -------------    -------------    -------------

     INCREASE (DECREASE) IN NET ASSETS          (396,617)        544,722        6,940,132        6,680,741

     NET ASSETS AT BEGINNING OF PERIOD        29,199,725      28,655,003       17,195,013       10,514,272
                                           -------------   -------------    -------------    -------------

     NET ASSETS AT END OF PERIOD           $  28,803,108   $  29,199,725    $  24,135,145    $  17,195,013
                                           =============   =============    =============    =============

                                            AIM Variable Insurance Funds Sub-Accounts
                                           ------------------------------------------


                                                AIM V.I. Government Securities
                                           ------------------------------------------


                                                  2000                  1999
                                           --------------------  --------------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $           818,010   $           429,837
     Net realized gains (losses)                        33,829              (210,755)
     Change in unrealized gains (losses)               942,145              (528,814)
                                           -------------------   -------------------

     Increase (decrease) in net assets
          from operations                            1,793,984              (309,732)
                                           -------------------   -------------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                        2,948,382             4,797,984
     Benefit Payments                                 (643,666)             (275,085)
     Payments on termination                        (1,390,480)             (882,622)
     Contract maintenance charge                        (3,298)               (3,191)
     Transfers among the sub-accounts
         and with the Fixed Account - net            2,860,146             3,392,041
                                           -------------------   -------------------

     Increase (decrease) in net assets
         from capital transactions                   3,771,084             7,029,127
                                           -------------------   -------------------

     INCREASE (DECREASE) IN NET ASSETS               5,565,068             6,719,395

     NET ASSETS AT BEGINNING OF PERIOD              18,237,663            11,518,268
                                           -------------------   -------------------

     NET ASSETS AT END OF PERIOD           $        23,802,731   $        18,237,663
                                           ===================   ===================




     See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------



                                                         AIM Variable Insurance Funds Sub-Accounts
                                           -------------------------------------------------------------------


                                                   AIM V.I. Growth              AIM V.I. Growth and Income
                                           -------------------------------   ---------------------------------


                                                2000             1999               2000             1999
                                           --------------  ---------------   ---------------   ---------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $   3,354,693   $    4,443,782    $    4,146,205    $     (486,396)
     Net realized gains (losses)               7,291,493        4,700,186        10,257,987         5,727,795
     Change in unrealized gains (losses)     (61,391,856)      32,217,069       (57,394,984)       47,095,503
                                           -------------   --------------    --------------    --------------

     Increase (decrease) in net assets
         from operations                     (50,745,670)      41,361,037       (42,990,792)       52,336,902
                                           -------------   --------------    --------------    --------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                 44,528,987       32,904,800        39,618,477        41,198,795
     Benefit Payments                         (3,061,195)      (1,384,416)       (5,040,671)       (2,333,670)
     Payments on termination                 (15,449,228)      (9,060,632)      (19,686,326)       (9,522,305)
     Contract maintenance charge                 (41,952)         (33,261)          (49,625)          (66,649)
     Transfers among the sub-accounts
         and with the Fixed Account - net     30,195,862       10,386,196        29,288,228        13,778,324
                                           -------------   --------------    --------------   ---------------

     Increase (decrease) in net assets
         from capital transactions            56,172,474       32,812,687        44,130,083        43,054,495
                                           -------------   --------------    --------------    --------------

     INCREASE (DECREASE) IN NET ASSETS         5,426,804       74,173,724         1,139,291        95,391,397

     NET ASSETS AT BEGINNING OF PERIOD       177,990,906      103,817,182       230,930,970       135,539,573
                                           -------------   --------------    --------------    --------------

     NET ASSETS AT END OF PERIOD           $ 183,417,710   $  177,990,906    $  232,070,261    $  230,930,970
                                           =============   ==============    ==============    ==============


                                              AIM Variable Insurance Funds Sub-Accounts
                                             ------------------------------------------


                                                         AIM V.I. High Yield
                                             ------------------------------------------


                                                    2000                  1999
                                             --------------------  --------------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)            $         1,448,580   $           790,572
     Net realized gains (losses)                        (303,050)               (4,970)
     Change in unrealized gains (losses)              (4,256,519)             (114,157)
                                             -------------------   -------------------

     Increase (decrease) in net assets
         from operations                              (3,110,989)              671,445
                                             -------------------   -------------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                          2,814,861             4,635,730
     Benefit Payments                                   (288,682)              (69,216)
     Payments on termination                          (1,234,352)             (518,964)
     Contract maintenance charge                          (2,409)               (2,856)
     Transfers among the sub-accounts
         and with the Fixed Account - net              2,939,647             3,544,455
                                             -------------------   -------------------

     Increase (decrease) in net assets
         from capital transactions                     4,229,065             7,589,149
                                             -------------------   -------------------

     INCREASE (DECREASE) IN NET ASSETS                 1,118,076             8,260,594

     NET ASSETS AT BEGINNING OF PERIOD                11,821,065             3,560,471
                                             -------------------   -------------------

     NET ASSETS AT END OF PERIOD             $        12,939,141   $        11,821,065
                                             ===================   ===================




     See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------




                                           AIM Variable Insurance Funds Sub-Accounts
                                           ------------------------------------------


                                                 AIM V.I. International Equity
                                           ------------------------------------------


                                                  2000                  1999
                                           --------------------  --------------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $         4,003,934   $         2,057,460
     Net realized gains (losses)                     2,996,853             1,732,229
     Change in unrealized gains (losses)           (34,551,999)           26,684,961
                                           -------------------   -------------------

     Increase (decrease) in net assets
         from operations                           (27,551,212)           30,474,650
                                           -------------------   -------------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                       13,813,144             6,382,730
     Benefit Payments                                 (782,312)             (568,866)
     Payments on termination                        (7,595,063)           (4,009,274)
     Contract maintenance charge                       (13,318)              (24,027)
     Transfers among the sub-accounts
         and with the Fixed Account - net            9,247,315             1,139,993
                                           -------------------   -------------------

     Increase (decrease) in net assets
         from capital transactions                  14,669,766             2,920,556
                                           -------------------   -------------------

     INCREASE (DECREASE) IN NET ASSETS             (12,881,446)           33,395,206

     NET ASSETS AT BEGINNING OF PERIOD              90,141,105            56,745,899
                                           -------------------   -------------------

     NET ASSETS AT END OF PERIOD           $        77,259,659   $        90,141,105
                                           ===================   ===================


                                                   AIM Variable Insurance Funds Sub-Accounts
                                           ----------------------------------------------------

                                                                                  AIM V.I.
                                             AIM V.I. Money Market           Telecommunications
                                           -------------------------------   -------------------


                                             2000              1999                  2000
                                           -------------    --------------  --------------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $   1,119,022    $     756,927   $         1,927,482
     Net realized gains (losses)                       -                -              (384,816)
     Change in unrealized gains (losses)               -                -           (10,394,481)
                                           -------------    -------------   -------------------

     Increase (decrease) in net assets
         from operations                       1,119,022          756,927            (8,851,815)
                                           -------------    -------------   -------------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                 14,766,741        6,179,730            13,547,836
     Benefit Payments                         (2,670,818)      (1,376,343)             (170,114)
     Payments on termination                 (21,736,932)     (27,460,642)             (373,338)
     Contract maintenance charge                  (3,237)          (7,523)               (4,181)
     Transfers among the sub-accounts
         and with the Fixed Account - net     13,610,164       30,250,774            11,821,511
                                           -------------    -------------   -------------------

     Increase (decrease) in net assets
         from capital transactions             3,965,918        7,585,996            24,821,714
                                           -------------    -------------   -------------------

     INCREASE (DECREASE) IN NET ASSETS         5,084,940        8,342,923            15,969,899

     NET ASSETS AT BEGINNING OF PERIOD        26,640,676       18,297,753                     -
                                           -------------    -------------   -------------------

     NET ASSETS AT END OF PERIOD           $  31,725,616    $  26,640,676   $        15,969,899
                                           =============    =============   ===================




     See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------


                                            AIM Variable Insurance Funds Sub-Accounts
                                           ------------------------------------------


                                                         AIM V.I. Value
                                           ------------------------------------------


                                                  2000                  1999
                                           --------------------  --------------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $         9,024,934   $         1,653,929
     Net realized gains (losses)                    12,040,249             7,242,550
     Change in unrealized gains (losses)           (75,064,808)           48,321,129
                                           -------------------   -------------------

     Increase (decrease) in net assets
         from operations                           (53,999,625)           57,217,608
                                           -------------------   -------------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                       50,854,390            57,580,730
     Benefit Payments                               (4,889,355)           (2,736,914)
     Payments on termination                       (27,452,554)          (15,807,346)
     Contract maintenance charge                       (75,655)              (84,128)
     Transfers among the sub-accounts
         and with the Fixed Account - net           39,811,557            20,233,291
                                           -------------------   -------------------

     Increase (decrease) in net assets
         from capital transactions                  58,248,383            59,185,633
                                           -------------------   -------------------

     INCREASE (DECREASE) IN NET ASSETS               4,248,758           116,403,241

     NET ASSETS AT BEGINNING OF PERIOD             289,539,697           173,136,456
                                           -------------------   -------------------

     NET ASSETS AT END OF PERIOD           $       293,788,455   $       289,539,697
                                           ===================   ===================




     See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


1.    ORGANIZATION

      Glenbrook Life and Annuity Company Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Glenbrook Life issues three variable annuity contracts the AIM Lifetime Plus-sm-, AIM Lifetime Plus-sm- II, and the AIM Lifetime Enhanced Choice (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the AIM Variable Insurance Funds (collectively the "Funds").

           AIM V.I. Aggressive Growth             AIM V.I. Government Securities
           AIM V.I. Balanced                      AIM V.I. Growth
           AIM V.I. Blue Chip                     AIM V.I. Growth and Income
           AIM V.I. Capital Appreciation          AIM V.I. High Yield
           AIM V.I. Capital Development           AIM V.I. International Equity
           AIM V.I. Dent Demographics             AIM V.I. Money Market
           AIM V.I. Diversified Income            AIM V.I. Telecommunications
           AIM V.I. Global Utilities              AIM V.I. Value

      Glenbrook Life provides insurance and administrative services to the contractholders for a fee. Glenbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.



2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

--------------------------------------------------------------------------------


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.



3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

      ADMINISTRATIVE EXPENSE CHARGE - Glenbrook Life deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

      CONTRACT MAINTENANCE CHARGE - Glenbrook Life deducts an annual maintenance charge of $35 on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED

     (Units in whole amounts)
                                                                      AIM Lifetime Plus Variable Annuity
                                                                 ------------------------------------------------------------------


                                                                                                  Unit activity during 2000:
                                                                                            ---------------------------------------

                                                                     Units Outstanding            Units                Units
                                                                    December 31, 1999            Issued              Redeemed
                                                                 -------------------------  ------------------   ------------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                               247,763             353,997             (227,086)
         AIM V.I. Balanced                                                        297,688             108,274              (81,577)
         Aim V.I. Blue Chip                                                             -             222,318             (179,117)
         AIM V.I. Capital Appreciation                                          7,460,389             478,104           (1,424,827)
         AIM V.I. Capital Development                                             104,456              47,136              (50,998)
         AIM V.I. Dent Demographics                                                     -             302,323              (47,935)
         AIM V.I. Diversified Income                                            1,949,974             116,487             (531,136)
         AIM V.I. Global Utilities                                                604,243              49,074             (107,832)
         AIM V.I. Government Securities                                           791,933              54,321             (190,428)
         AIM V.I. Growth                                                        4,664,892             364,504             (906,132)
         AIM V.I. Growth and Income                                             6,476,240             362,363           (1,178,236)
         AIM V.I. High Yield                                                      207,626              88,318             (148,211)
         AIM V.I. International Equity                                          3,482,659             291,285             (650,019)
         AIM V.I. Money Market                                                  1,636,925           3,735,871           (4,198,630)
         AIM V.I. Telecommunications                                                    -             131,801              (30,930)
         AIM V.I. Value                                                         8,450,007             542,377           (1,786,624)

                                                                        AIM Lifetime Plus Variable Annuity
                                                                 -----------------------------------------------------



                                                                                                  Accumulation
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000           December 31, 2000
                                                                 -------------------------  --------------------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                               374,674                $      14.15
         AIM V.I. Balanced                                                        324,385                       12.43
         Aim V.I. Blue Chip                                                        43,201                        8.82
         AIM V.I. Capital Appreciation                                          6,513,666                       18.75
         AIM V.I. Capital Development                                             100,594                       12.55
         AIM V.I. Dent Demographics                                               254,388                        7.89
         AIM V.I. Diversified Income                                            1,535,325                       11.55
         AIM V.I. Global Utilities                                                545,485                       19.68
         AIM V.I. Government Securities                                           655,826                       12.15
         AIM V.I. Growth                                                        4,123,264                       19.80
         AIM V.I. Growth and Income                                             5,660,367                       20.33
         AIM V.I. High Yield                                                      147,733                        7.95
         AIM V.I. International Equity                                          3,123,925                       15.90
         AIM V.I. Money Market                                                  1,174,166                       11.98
         AIM V.I. Telecommunications                                              100,871                       20.18
         AIM V.I. Value                                                         7,205,760                       19.00

     Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (continued)

     (Units in whole amounts)
                                                                            AIM Lifetime Plus Variable Annuity Annuitized
                                                                 ------------------------------------------------------------------



                                                                                                  Unit activity during 2000:
                                                                                            ---------------------------------------

                                                                     Units Outstanding            Units                Units
                                                                    December 31, 1999            Issued              Redeemed
                                                                 -------------------------  ------------------   ------------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Capital Appreciation                                                  -               2,279                 (484)
         AIM V.I. Growth                                                                -                 740                 (157)
         AIM V.I. Growth and Income                                                     -               1,377                 (293)
         AIM V.I. International Equity                                                  -               2,610                 (553)
         AIM V.I. Value                                                                 -               2,250                 (477)

                                                                    AIM Lifetime Plus Variable Annuity Annuitized
                                                                 -----------------------------------------------------




                                                                                                  Accumulation
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000           December 31, 2000
                                                                 -------------------------  --------------------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Capital Appreciation                                              1,795                $      17.38
         AIM V.I. Growth                                                              583                       18.42
         AIM V.I. Growth and Income                                                 1,084                       19.04
         AIM V.I. International Equity                                              2,057                       15.66
         AIM V.I. Value                                                             1,773                       17.99

Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (continued)

     (Units in whole amounts)
                                                                               AIM Lifetime Plus II Variable Annuity
                                                                 ------------------------------------------------------------------



                                                                                                  Unit activity during 2000:
                                                                                            ---------------------------------------

                                                                     Units Outstanding            Units                Units
                                                                    December 31, 1999            Issued              Redeemed
                                                                 -------------------------  ------------------   ------------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                               334,924             838,491             (196,060)
         AIM V.I. Balanced                                                        626,980           1,054,998             (235,744)
         Aim V.I. Blue Chip                                                             -             667,347              (43,027)
         AIM V.I. Capital Appreciation                                            829,707           1,305,474             (277,789)
         AIM V.I. Capital Development                                             125,972             197,627              (35,942)
         AIM V.I. Dent Demographics                                                     -             633,108              (34,570)
         AIM V.I. Diversified Income                                              248,525             290,346              (99,712)
         AIM V.I. Global Utilities                                                112,484             201,846              (24,042)
         AIM V.I. Government Securities                                           402,500             363,152             (123,885)
         AIM V.I. Growth                                                        1,176,171           1,829,654             (356,070)
         AIM V.I. Growth and Income                                             1,472,961           1,778,829             (467,024)
         AIM V.I. High Yield                                                      374,834             443,057             (190,442)
         AIM V.I. International Equity                                            294,021             774,005             (195,952)
         AIM V.I. Money Market                                                    284,221           1,259,805           (1,091,628)
         AIM V.I. Telecommunications                                                    -             205,459              (31,403)
         AIM V.I. Value                                                         1,901,840           2,529,653             (636,847)


                                                                     AIM Lifetime Plus II Variable Annuity
                                                                 -----------------------------------------------------



                                                                                                  Accumulation
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000           December 31, 2000
                                                                 -------------------------  --------------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                              977,355                $      15.33
         AIM V.I. Balanced                                                     1,446,234                       12.63
         Aim V.I. Blue Chip                                                      624,320                        8.86
         AIM V.I. Capital Appreciation                                         1,857,392                       13.91
         AIM V.I. Capital Development                                            287,657                       13.68
         AIM V.I. Dent Demographics                                              598,538                        7.92
         AIM V.I. Diversified Income                                             439,159                        9.54
         AIM V.I. Global Utilities                                               290,288                       13.79
         AIM V.I. Government Securities                                          641,767                       11.07
         AIM V.I. Growth                                                       2,649,755                       12.44
         AIM V.I. Growth and Income                                            2,784,766                       13.11
         AIM V.I. High Yield                                                     627,449                        7.97
         AIM V.I. International Equity                                           872,074                       10.80
         AIM V.I. Money Market                                                   452,398                       11.08
         AIM V.I. Telecommunications                                             174,056                       20.25
         AIM V.I. Value                                                        3,794,646                       12.74


     Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------


4. UNITS ISSUED AND REDEEMED (continued)

     (Units in whole amounts)
                                                                                AIM Lifetime Plus II Variable Annuity
                                                                                  with Enhanced Death Benefit Rider
                                                                 ------------------------------------------------------------------


                                                                                                   Unit activity during 2000:
                                                                                            ---------------------------------------

                                                                     Units Outstanding            Units                Units
                                                                    December 31, 1999            Issued              Redeemed
                                                                 -------------------------  ------------------   ------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                               314,748             563,328              (65,425)
         AIM V.I. Balanced                                                      1,149,345             923,364             (212,512)
         Aim V.I. Blue Chip                                                             -             664,692              (21,895)
         AIM V.I. Capital Appreciation                                          1,105,150           1,053,037             (162,145)
         AIM V.I. Capital Development                                             195,123             162,702              (34,489)
         AIM V.I. Dent Demographics                                                     -             760,476              (28,789)
         AIM V.I. Diversified Income                                              277,036             233,312             (112,901)
         AIM V.I. Global Utilities                                                146,531             241,706              (34,782)
         AIM V.I. Government Securities                                           330,314             271,078             (162,260)
         AIM V.I. Growth                                                        1,590,694           1,677,401             (251,136)
         AIM V.I. Growth and Income                                             2,087,079           1,750,754             (387,743)
         AIM V.I. High Yield                                                      361,905             245,238             (192,313)
         AIM V.I. International Equity                                            374,374             551,659             (108,891)
         AIM V.I. Money Market                                                    250,507             637,516             (597,375)
         AIM V.I. Telecommunications                                                    -             198,998              (21,889)
         AIM V.I. Value                                                         2,912,880           2,693,043             (568,345)

                                                                      AIM Lifetime Plus II Variable Annuity
                                                                        with Enhanced Death Benefit Rider
                                                                 -----------------------------------------------------




                                                                                                  Accumulation
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000           December 31, 2000
                                                                 -------------------------  --------------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                               812,651                $      15.26
         AIM V.I. Balanced                                                      1,860,197                       12.57
         Aim V.I. Blue Chip                                                       642,797                        8.84
         AIM V.I. Capital Appreciation                                          1,996,042                       13.84
         AIM V.I. Capital Development                                             323,336                       13.61
         AIM V.I. Dent Demographics                                               731,687                        7.90
         AIM V.I. Diversified Income                                              397,447                        9.49
         AIM V.I. Global Utilities                                                353,455                       13.72
         AIM V.I. Government Securities                                           439,132                       11.01
         AIM V.I. Growth                                                        3,016,959                       12.37
         AIM V.I. Growth and Income                                             3,450,090                       13.04
         AIM V.I. High Yield                                                      414,830                        7.93
         AIM V.I. International Equity                                            817,142                       10.74
         AIM V.I. Money Market                                                    290,648                       11.02
         AIM V.I. Telecommunications                                              177,109                       20.21
         AIM V.I. Value                                                         5,037,578                       12.68



     Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------


4. UNITS ISSUED AND REDEEMED (continued)

     (Units in whole amounts)
                                                                      AIM Lifetime Plus II Variable Annuity with Enhanced Death
                                                                                 and Income Benefit Combination Rider
                                                                 ------------------------------------------------------------------


                                                                                                   Unit activity during 2000:
                                                                                            ---------------------------------------

                                                                     Units Outstanding            Units                Units
                                                                    December 31, 1999            Issued              Redeemed
                                                                 -------------------------  ------------------   ------------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                               256,328             416,319              (69,194)
         AIM V.I. Balanced                                                        696,094             432,519             (155,135)
         Aim V.I. Blue Chip                                                             -             263,414               (5,875)
         AIM V.I. Capital Appreciation                                            691,747             604,967             (159,886)
         AIM V.I. Capital Development                                              94,929             135,823              (16,380)
         AIM V.I. Dent Demographics                                                     -             464,788              (24,419)
         AIM V.I. Diversified Income                                              156,436             191,159              (73,790)
         AIM V.I. Global Utilities                                                 81,745             130,535              (23,031)
         AIM V.I. Government Securities                                           192,103             153,377              (93,031)
         AIM V.I. Growth                                                        1,047,361             950,037             (270,697)
         AIM V.I. Growth and Income                                             1,263,124           1,035,289             (289,043)
         AIM V.I. High Yield                                                      246,594             232,165             (122,693)
         AIM V.I. International Equity                                            266,112             454,501              (86,638)
         AIM V.I. Money Market                                                    209,100             731,442             (575,646)
         AIM V.I. Telecommunications                                                    -             178,327              (20,761)
         AIM V.I. Value                                                         1,742,887           1,468,336             (398,260)


                                                                  AIM Lifetime Plus II Variable Annuity with Enhanced
                                                                       Death and Income Benefit Combination Rider
                                                                 -----------------------------------------------------





                                                                                                  Accumulation
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000           December 31, 2000
                                                                 -------------------------  --------------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                               603,453                $      15.18
         AIM V.I. Balanced                                                        973,478                       12.50
         Aim V.I. Blue Chip                                                       257,539                        8.82
         AIM V.I. Capital Appreciation                                          1,136,828                       13.77
         AIM V.I. Capital Development                                             214,372                       13.54
         AIM V.I. Dent Demographics                                               440,369                        7.89
         AIM V.I. Diversified Income                                              273,805                        9.44
         AIM V.I. Global Utilities                                                189,249                       13.65
         AIM V.I. Government Securities                                           252,449                       10.96
         AIM V.I. Growth                                                        1,726,701                       12.31
         AIM V.I. Growth and Income                                             2,009,370                       12.98
         AIM V.I. High Yield                                                      356,066                        7.89
         AIM V.I. International Equity                                            633,975                       10.69
         AIM V.I. Money Market                                                    364,896                       10.97
         AIM V.I. Telecommunications                                              157,566                       20.17
         AIM V.I. Value                                                         2,812,963                       12.61



     Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (continued)

     (Units in whole amounts)
                                                                       AIM Lifetime Plus II Variable Annuity with
                                                                  Enhanced Death and Income Benefit Combination Rider II
                                                                 -------------------------------------------------------



                                                                                                   Unit activity during 2000:
                                                                                            ---------------------------------------

                                                                     Units Outstanding            Units                Units
                                                                    December 31, 1999            Issued              Redeemed
                                                                 -------------------------  ------------------   ------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                                     -              49,563                 (850)
         AIM V.I. Balanced                                                              -              22,947               (2,042)
         Aim V.I. Blue Chip                                                             -              63,263               (1,247)
         AIM V.I. Capital Appreciation                                                  -              53,976                 (763)
         AIM V.I. Capital Development                                                   -               7,377                 (556)
         AIM V.I. Dent Demographics                                                     -              23,693               (1,803)
         AIM V.I. Diversified Income                                                    -               1,650                 (535)
         AIM V.I. Global Utilities                                                      -               2,748                  (74)
         AIM V.I. Government Securities                                                 -                 944                    -
         AIM V.I. Growth                                                                -              51,919                 (354)
         AIM V.I. Growth and Income                                                     -              60,282               (1,894)
         AIM V.I. High Yield                                                            -               2,364                   (1)
         AIM V.I. International Equity                                                  -              10,185                   (3)
         AIM V.I. Money Market                                                          -              50,819              (29,952)
         AIM V.I. Telecommunications                                                    -              12,100                 (327)
         AIM V.I. Value                                                                 -              79,144               (2,099)


                                                                      AIM Lifetime Plus II Variable Annuity with
                                                                 Enhanced Death and Income Benefit Combination Rider II
                                                                 -------------------------------------------------------





                                                                                                  Accumulation
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000           December 31, 2000
                                                                 -------------------------  --------------------------

 Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                                48,713                $      15.17
         AIM V.I. Balanced                                                         20,905                       12.50
         Aim V.I. Blue Chip                                                        62,016                        8.82
         AIM V.I. Capital Appreciation                                             53,213                       13.76
         AIM V.I. Capital Development                                               6,821                       13.53
         AIM V.I. Dent Demographics                                                21,890                        7.88
         AIM V.I. Diversified Income                                                1,115                        9.44
         AIM V.I. Global Utilities                                                  2,674                       13.65
         AIM V.I. Government Securities                                               944                       10.95
         AIM V.I. Growth                                                           51,565                       12.31
         AIM V.I. Growth and Income                                                58,388                       12.97
         AIM V.I. High Yield                                                        2,363                        7.88
         AIM V.I. International Equity                                             10,182                       10.68
         AIM V.I. Money Market                                                     20,867                       10.96
         AIM V.I. Telecommunications                                               11,773                       20.16
         AIM V.I. Value                                                            77,045                       12.61



Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (continued)

     (Units in whole amounts)
                                                                          AIM Lifetime Enhanced Choice
                                                                 ------------------------------------------------------------------



                                                                                                  Unit activity during 2000:
                                                                                            ---------------------------------------

                                                                     Units Outstanding            Units                Units
                                                                    December 31, 1999            Issued              Redeemed
                                                                 -------------------------  ------------------   ------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                                     -             444,388              (32,948)
         AIM V.I. Balanced                                                              -             305,482              (34,492)
         Aim V.I. Blue Chip                                                             -             491,435              (46,229)
         AIM V.I. Capital Appreciation                                                  -             787,836             (187,277)
         AIM V.I. Capital Development                                                   -             143,814               (6,545)
         AIM V.I. Dent Demographics                                                     -             327,233              (20,126)
         AIM V.I. Diversified Income                                                    -              36,167                 (576)
         AIM V.I. Global Utilities                                                      -             152,244              (19,765)
         AIM V.I. Government Securities                                                 -              57,145               (3,998)
         AIM V.I. Growth                                                                -             785,732              (68,684)
         AIM V.I. Growth and Income                                                     -             629,057              (47,196)
         AIM V.I. High Yield                                                            -              41,472               (3,107)
         AIM V.I. International Equity                                                  -             461,126             (275,086)
         AIM V.I. Money Market                                                          -             982,607             (711,417)
         AIM V.I. Telecommunications                                                    -             333,992              (30,905)
         AIM V.I. Value                                                                 -             557,075              (25,417)


                                                                           AIM Lifetime Enhanced Choice
                                                                 -----------------------------------------------------





                                                                                                   Accumulation
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000           December 31, 2000
                                                                 -------------------------  --------------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                                411,440               $        9.07
         AIM V.I. Balanced                                                         270,990                        9.66
         Aim V.I. Blue Chip                                                        445,206                        8.87
         AIM V.I. Capital Appreciation                                             600,559                        8.59
         AIM V.I. Capital Development                                              137,269                       10.05
         AIM V.I. Dent Demographics                                                307,107                        8.31
         AIM V.I. Diversified Income                                                35,591                       10.23
         AIM V.I. Global Utilities                                                 132,479                        9.50
         AIM V.I. Government Securities                                             53,147                       10.69
         AIM V.I. Growth                                                           717,048                        7.68
         AIM V.I. Growth and Income                                                581,861                        8.58
         AIM V.I. High Yield                                                        38,365                        8.47
         AIM V.I. International Equity                                             186,040                        8.43
         AIM V.I. Money Market                                                     271,190                       10.26
         AIM V.I. Telecommunications                                               303,087                        7.03
         AIM V.I. Value                                                            531,658                        8.54



     Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (continued)

     (Units in whole amounts)
                                                                   AIM Lifetime Enhanced Choice with Enhanced Death Benefit Rider
                                                                 ------------------------------------------------------------------



                                                                                             Unit activity during 2000:
                                                                                            ---------------------------------------

                                                                     Units Outstanding            Units                Units
                                                                    December 31, 1999            Issued              Redeemed
                                                                 -------------------------  ------------------   ------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                                     -             415,527              (25,864)
         AIM V.I. Balanced                                                              -             156,189               (4,995)
         Aim V.I. Blue Chip                                                             -             332,568              (19,064)
         AIM V.I. Capital Appreciation                                                  -             471,471              (29,685)
         AIM V.I. Capital Development                                                   -             153,163              (12,459)
         AIM V.I. Dent Demographics                                                     -             191,968               (8,929)
         AIM V.I. Diversified Income                                                    -              15,306                  (94)
         AIM V.I. Global Utilities                                                      -              80,133               (9,840)
         AIM V.I. Government Securities                                                 -              58,583               (6,758)
         AIM V.I. Growth                                                                -             562,643              (31,287)
         AIM V.I. Growth and Income                                                     -             462,948              (39,368)
         AIM V.I. High Yield                                                            -              39,732               (1,277)
         AIM V.I. International Equity                                                  -             110,999               (2,293)
         AIM V.I. Money Market                                                          -             413,695             (176,213)
         AIM V.I. Telecommunications                                                    -             198,034              (14,988)
         AIM V.I. Value                                                                 -             443,354              (17,741)


                                                                                AIM Lifetime Enhanced Choice
                                                                             with Enhanced Death Benefit Rider
                                                                 -----------------------------------------------------





                                                                                                  Accumulation
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000           December 31, 2000
                                                                 -------------------------  --------------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                               389,663               $        9.06
         AIM V.I. Balanced                                                        151,194                        9.65
         Aim V.I. Blue Chip                                                       313,504                        8.86
         AIM V.I. Capital Appreciation                                            441,786                        8.58
         AIM V.I. Capital Development                                             140,704                       10.04
         AIM V.I. Dent Demographics                                               183,039                        8.30
         AIM V.I. Diversified Income                                               15,212                       10.21
         AIM V.I. Global Utilities                                                 70,293                        9.49
         AIM V.I. Government Securities                                            51,825                       10.67
         AIM V.I. Growth                                                          531,356                        7.67
         AIM V.I. Growth and Income                                               423,580                        8.57
         AIM V.I. High Yield                                                       38,455                        8.46
         AIM V.I. International Equity                                            108,706                        8.42
         AIM V.I. Money Market                                                    237,482                       10.25
         AIM V.I. Telecommunications                                              183,046                        7.02
         AIM V.I. Value                                                           425,613                        8.53


     Units relating to accrued contract maintenance charges are included in units redeemed.